SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-67004)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No. ____	[ ]
	Post-Effective Amendment No. 46	[X]
and
REGISTRATION STATEMENT (No. 811-3010)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 46	[X]

Fidelity Advisor Series VII
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on ( September 24, 2001) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B, and Class C

Fidelity® Advisor Biotechnology Fund

Fidelity Advisor Consumer Industries Fund

Fidelity Advisor Cyclical Industries Fund

Fidelity Advisor Developing Communications Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications &
Utilities Growth Fund

Prospectus

September 24, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Developing Communications Industry Concentration. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.

Prospectus

Fund Summary - continued

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's (other than Advisor Biotechnology's, Advisor Developing Communications', and Advisor Electronics') performance from year to year, as represented by the performance of Class T, and compares each class's (other than Advisor Biotechnology's, Advisor Developing Communications', and Advisor Electronics') performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics after each fund has been in operation for one calendar year.

Year-by-Year Returns

The returns in the charts do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Advisor Consumer Industries - Class T
Calendar Years	1997	1998	1999	2000
	36.22%	28.42%	9.88%	-9.24%



During the periods shown in the chart for Class T of Advisor Consumer Industries, the highest return for a quarter was 26.98% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2001 for Class T of Advisor Consumer Industries was -0.07%.

Advisor Cyclical Industries - Class T
Calendar Years	1997	1998	1999	2000
	18.60%	10.93%	12.50%	6.75%



During the periods shown in the chart for Class T of Advisor Cyclical Industries, the highest return for a quarter was 17.86% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.69% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2001 for Class T of Advisor Cyclical Industries was 1.50%.

Advisor Financial Services - Class T
Calendar Years	1997	1998	1999	2000
	39.75%	11.30%	1.86%	28.88%



During the periods shown in the chart for Class T of Advisor Financial Services, the highest return for a quarter was 22.44% (quarter ended September 30, 2000) and the lowest return for a quarter was -19.61% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2001 for Class T of Advisor Financial Services was -3.80%.

Prospectus

Fund Summary - continued

Advisor Health Care - Class T
Calendar Years	1997	1998	1999	2000
	30.57%	39.40%	1.55%	35.90%



During the periods shown in the chart for Class T of Advisor Health Care, the highest return for a quarter was 21.31% (quarter ended June 30, 1997) and the lowest return for a quarter was -8.61% (quarter ended September 30, 1999).

The year-to-date return as of June 30, 2001 for Class T of Advisor Health Care was -16.97%.

Advisor Natural Resources - Class T
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	14.47%	13.33%	37.94%	-2.28%	28.67%	30.52%	-0.79%	-16.29%	34.39%	25.73%



During the periods shown in the chart for Class T of Advisor Natural Resources, the highest return for a quarter was 19.32% (quarter ended June 30, 1999) and the lowest return for a quarter was -13.22% (quarter ended December 31, 1997).

The year-to-date return as of June 30, 2001 for Class T of Advisor Natural Resources was -5.63%.

Advisor Technology - Class T
Calendar Years	1997	1998	1999	2000
	10.20%	66.78%	89.44%	-36.69%



During the periods shown in the chart for Class T of Advisor Technology, the highest return for a quarter was 49.22% (quarter ended December 31, 1999) and the lowest return for a quarter was -35.11% (quarter ended December 31, 2000).

The year-to-date return as of June 30, 2001 for Class T of Advisor Technology was -14.79%.

Prospectus

Fund Summary - continued

Advisor Telecommunications & Utilities Growth - Class T
Calendar Years	1997	1998	1999	2000
	29.53%	32.01%	43.37%	-27.78%



During the periods shown in the chart for Class T of Advisor Telecommunications & Utilities Growth, the highest return for a quarter was 23.31% (quarter ended March 31, 1998) and the lowest return for a quarter was -18.01% (quarter ended December 31, 2000).

The year-to-date return as of June 30, 2001 for Class T of Advisor Telecommunications & Utilities Growth was -3.39%.

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC).

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years/Life of class
Advisor Consumer Industries - Class A	-14.29%	--	14.60%A
Advisor Consumer Industries - Class T	-12.41%	--	14.88%A
Advisor Consumer Industries - Class B	-14.24%	--	12.67%B
Advisor Consumer Industries - Class C	-10.61%	--	9.55%C
S&P 500®	-9.10%	--	19.34%A
Goldman Sachs® Consumer Industries Index	-8.19%	--	14.73%A
Advisor Cyclical Industries - Class A	0.88%	--	12.87%A
Advisor Cyclical Industries - Class T	3.02%	--	13.25%A
Advisor Cyclical Industries - Class B	1.26%	--	10.48%B
Advisor Cyclical Industries - Class C	5.23%	--	9.17%C
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Cyclical Industries Index	-0.19%	--	9.82%A
Advisor Financial Services - Class A	21.75%	--	20.95%A
Advisor Financial Services - Class T	24.37%	--	21.31%A
Advisor Financial Services - Class B	23.15%	--	17.16%B
Advisor Financial Services - Class C	27.21%	--	14.53%C
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Financial Services Index	28.13%	--	23.47%A
Advisor Health Care - Class A	28.37%	--	25.10%A
Advisor Health Care - Class T	31.14%	--	25.45%A
Advisor Health Care - Class B	30.16%	--	23.58%B
Advisor Health Care - Class C	34.16%	--	23.02%C
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Health Care Index	42.75%	--	28.33%A
For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years/Life of class
Advisor Natural Resources - Class A	18.79%	--	9.55%A
Advisor Natural Resources - Class T	21.33%	12.06%	14.80%
Advisor Natural Resources - Class B	20.07%	11.97%	13.04%D
Advisor Natural Resources - Class C	24.15%	--	7.62%C
S&P 500	-9.10%	18.33%	17.46%
Goldman Sachs Natural Resources Index	15.79%	--	--
Advisor Technology - Class A	-40.22%	--	24.90%A
Advisor Technology - Class T	-38.90%	--	25.25%A
Advisor Technology - Class B	-40.06%	--	20.57%B
Advisor Technology - Class C	-37.64%	--	19.98%C
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Technology Index	-37.84%	--	28.53%A
Advisor Telecommunications & Utilities Growth - Class A	-31.78%	--	16.55%A
Advisor Telecommunications & Utilities Growth - Class T	-30.31%	--	16.89%A
Advisor Telecommunications & Utilities Growth - Class B	-31.64%	--	13.94%B
Advisor Telecommunications & Utilities Growth - Class C	-28.81%	--	11.47%C
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Utilities Index	-19.63%	--	16.28%A

A From September 3, 1996.

B From March 3, 1997.

C From November 3, 1997.

D From July 3, 1995.

If FMR had not reimbursed certain class expenses during these periods, each fund's Class A, Class T, Class B, and Class C returns would have been lower, except for Class T and Class C of Advisor Financial Services, Advisor Health Care, and Advisor Technology.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of common stocks.

Goldman Sachs® Consumer Industries Index is a market capitalization-weighted index of 284 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 248 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 247 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 112 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 109 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 214 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 130 stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of a fund. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum CDSC (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)C	1.00%	1.00%	1.00%	1.00%

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in a class's net asset value per share (NAV).

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on page 34.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed within one year of purchase.

Annual class operating expenses (paid from class assets)

		Class A	Class T	Class B	Class C
Advisor Biotechnology	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	2.25%	2.21%	2.25%	2.14%
	Total annual class operating expensesA	3.08%	3.29%	3.83%	3.72%
Advisor Consumer Industries	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.88%	0.90%	0.93%	0.91%
	Total annual class operating expensesA	1.71%	1.98%	2.51%	2.49%
Advisor Cyclical Industries	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	1.76%	1.77%	1.81%	1.78%
	Total annual class operating expensesA	2.59%	2.85%	3.39%	3.36%
Advisor Developing Communications	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	5.63%	5.58%	5.63%	5.51%
	Total annual class operating expensesA	6.46%	6.66%	7.21%	7.09%
Advisor Electronics	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	1.74%	1.73%	1.76%	1.67%
	Total annual class operating expensesA	2.57%	2.81%	3.34%	3.25%
Advisor Financial Services	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.37%	0.35%	0.38%	0.34%
	Total annual class operating expensesA	1.20%	1.43%	1.96%	1.92%
		Class A	Class T	Class B	Class C
Advisor Health Care	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.36%	0.35%	0.37%	0.33%
	Total annual class operating expensesA	1.19%	1.43%	1.95%	1.91%
Advisor Natural Resources	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.40%	0.33%	0.37%	0.34%
	Total annual class operating expensesA	1.23%	1.41%	1.95%	1.92%
Advisor Technology	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.40%	0.35%	0.40%	0.36%
	Total annual class operating expensesA	1.23%	1.43%	1.98%	1.94%
Advisor Telecommunications & Utilities Growth	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.42%	0.41%	0.43%	0.38%
	Total annual class operating expensesA	1.25%	1.49%	2.01%	1.96%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Biotechnology	1.50%	12/27/00	1.75%	12/27/00	2.25%	12/27/00	2.25%	12/27/00
Advisor Consumer Industries	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Cyclical Industries	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Developing Communications	1.50%	12/27/00	1.75%	12/27/00	2.25%	12/27/00	2.25%	12/27/00
Advisor Electronics	1.50%	12/27/00	1.75%	12/27/00	2.25%	12/27/00	2.25%	12/27/00
Advisor Financial Services	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Health Care	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Natural Resources	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Technology	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Telecommunications & Utilities Growth	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Prospectus

Fund Summary - continued

	Total Operating Expenses
	Class A	Class T	Class B	Class C
Advisor Biotechnology	1.49%A	1.74%A	2.24%A	2.24%A
Advisor Consumer Industries	1.49%A	1.73%A	2.24%A	2.24%A
Advisor Cyclical Industries	1.49%A	1.74%A	2.24%A	2.24%A
Advisor Developing Communications	1.45%A	1.70%A	2.20%A	2.20%A
Advisor Electronics	1.49%A	1.74%A	2.24%A	2.24%A
Advisor Financial Services	1.18%	1.41%	1.94%	1.90%
Advisor Health Care	1.17%	1.41%	1.93%	1.89%
Advisor Natural Resources	1.18%	1.37%	1.91%	1.87%
Advisor Technology	1.21%	1.41%	1.96%	1.91%
Advisor Telecommunications & Utilities Growth	1.20%	1.44%	1.96%	1.91%

A After reimbursement.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Biotechnology	1 year	$ 868	$ 868	$ 670	$ 670	$ 885	$ 385	$ 474	$ 374
	3 years	$ 1,471	$ 1,471	$ 1,327	$ 1,327	$ 1,469	$ 1,169	$ 1,138	$ 1,138
	5 years	$ 2,098	$ 2,098	$ 2,007	$ 2,007	$ 2,172	$ 1,972	$ 1,920	$ 1,920
	10 years	$ 3,772	$ 3,772	$ 3,810	$ 3,810	$ 3,825A	$ 3,825A	$ 3,967	$ 3,967
Advisor Consumer Industries	1 year	$ 739	$ 739	$ 544	$ 544	$ 754	$ 254	$ 352	$ 252
	3 years	$ 1,083	$ 1,083	$ 950	$ 950	$ 1,082	$ 782	$ 776	$ 776
	5 years	$ 1,450	$ 1,450	$ 1,380	$ 1,380	$ 1,535	$ 1,335	$ 1,326	$ 1,326
	10 years	$ 2,478	$ 2,478	$ 2,576	$ 2,576	$ 2,557A	$ 2,557A	$ 2,826	$ 2,826
Advisor Cyclical Industries	1 year	$ 822	$ 822	$ 628	$ 628	$ 842	$ 342	$ 439	$ 339
	3 years	$ 1,335	$ 1,335	$ 1,202	$ 1,202	$ 1,342	$ 1,042	$ 1,034	$ 1,034
	5 years	$ 1,873	$ 1,873	$ 1,801	$ 1,801	$ 1,965	$ 1,765	$ 1,752	$ 1,752
	10 years	$ 3,334	$ 3,334	$ 3,415	$ 3,415	$ 3,412A	$ 3,412A	$ 3,652	$ 3,652
Advisor Developing Communications	1 year	$ 1,179	$ 1,179	$ 987	$ 987	$ 1,213	$ 713	$ 802	$ 702
	3 years	$ 2,362	$ 2,362	$ 2,231	$ 2,231	$ 2,392	$ 2,092	$ 2,061	$ 2,061
	5 years	$ 3,510	$ 3,510	$ 3,433	$ 3,433	$ 3,611	$ 3,411	$ 3,364	$ 3,364
	10 years	$ 6,237	$ 6,237	$ 6,268	$ 6,268	$ 6,294A	$ 6,294A	$ 6,392	$ 6,392
Advisor Electronics	1 year	$ 820	$ 820	$ 624	$ 624	$ 837	$ 337	$ 428	$ 328
	3 years	$ 1,329	$ 1,329	$ 1,191	$ 1,191	$ 1,327	$ 1,027	$ 1,001	$ 1,001
	5 years	$ 1,862	$ 1,862	$ 1,782	$ 1,782	$ 1,941	$ 1,741	$ 1,698	$ 1,698
	10 years	$ 3,313	$ 3,313	$ 3,378	$ 3,378	$ 3,375A	$ 3,375A	$ 3,549	$ 3,549
		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Financial Services	1 year	$ 690	$ 690	$ 490	$ 490	$ 699	$ 199	$ 295	$ 195
	3 years	$ 934	$ 934	$ 787	$ 787	$ 915	$ 615	$ 603	$ 603
	5 years	$ 1,197	$ 1,197	$ 1,104	$ 1,104	$ 1,257	$ 1,057	$ 1,037	$ 1,037
	10 years	$ 1,946	$ 1,946	$ 2,003	$ 2,003	$ 1,996A	$ 1,996A	$ 2,243	$ 2,243
Advisor Health Care	1 year	$ 689	$ 689	$ 490	$ 490	$ 698	$ 198	$ 294	$ 194
	3 years	$ 931	$ 931	$ 787	$ 787	$ 912	$ 612	$ 600	$ 600
	5 years	$ 1,192	$ 1,192	$ 1,104	$ 1,104	$ 1,252	$ 1,052	$ 1,032	$ 1,032
	10 years	$ 1,935	$ 1,935	$ 2,003	$ 2,003	$ 1,986A	$ 1,986A	$ 2,233	$ 2,233
Advisor Natural Resources	1 year	$ 693	$ 693	$ 489	$ 489	$ 698	$ 198	$ 295	$ 195
	3 years	$ 943	$ 943	$ 781	$ 781	$ 912	$ 612	$ 603	$ 603
	5 years	$ 1,212	$ 1,212	$ 1,094	$ 1,094	$ 1,252	$ 1,052	$ 1,037	$ 1,037
	10 years	$ 1,978	$ 1,978	$ 1,982	$ 1,982	$ 1,986A	$ 1,986A	$ 2,243	$ 2,243
Advisor Technology	1 year	$ 693	$ 693	$ 490	$ 490	$ 701	$ 201	$ 297	$ 197
	3 years	$ 943	$ 943	$ 787	$ 787	$ 921	$ 621	$ 608	$ 608
	5 years	$ 1,212	$ 1,212	$ 1,104	$ 1,104	$ 1,268	$ 1,068	$ 1,045	$ 1,045
	10 years	$ 1,978	$ 1,978	$ 2,003	$ 2,003	$ 2,022A	$ 2,022A	$ 2,260	$ 2,260
Advisor Telecommunications & Utilities Growth	1 year	$ 695	$ 695	$ 496	$ 496	$ 704	$ 204	$ 299	$ 199
	3 years	$ 949	$ 949	$ 805	$ 805	$ 930	$ 630	$ 614	$ 614
	5 years	$ 1,222	$ 1,222	$ 1,135	$ 1,135	$ 1,283	$ 1,083	$ 1,056	$ 1,056
	10 years	$ 1,999	$ 1,999	$ 2,067	$ 2,067	$ 2,050A	$ 2,050A	$ 2,282	$ 2,282

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies involved with applications and developments in areas such as human health care (e.g., cancer, infectious disease, diagnostics, and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties and animal growth hormones); chemicals (e.g., enzymes and toxic waste treatment); medical/surgical (e.g., epidermal growth factor and in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, and enhanced mineral recovery). They may also include companies that manufacture and distribute biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies such as genetic engineering, hybridoma, and recombinant DNA techniques and monoclonal antibodies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports); and companies that provide consumer services such as advertising, lodging, child care, convenience stores, car rentals, and tax preparation help.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

Fund Basics - continued

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voicemail, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Prospectus

Fund Basics - continued

The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Biotechnology Fund invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund invests primarily in companies engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

Advisor Developing Communications Fund invests primarily in companies engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund invests primarily in companies providing financial services to consumers and industry.

Advisor Health Care Fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

Advisor Technology Fund invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Each of Advisor Biotechnology Fund, Advisor Consumer Industries Fund, Advisor Cyclical Industries Fund, Advisor Developing Communications Fund, Advisor Electronics Fund, Advisor Financial Services Fund, Advisor Health Care Fund, Advisor Technology Fund and Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Prospectus

Fund Basics - continued

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's NAV is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please use the following phone numbers:

  If you are investing through a broker-dealer or insurance representative, 1-800-522-7297
  (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  If you are investing through a bank representative, 1-800-843-3001
  (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B or Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price. Class T has a maximum front-end sales charge of 3.50% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Prospectus

Shareholder Information - continued

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Purchase amounts of more than $250,000 will not be accepted for Class B shares.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity Advisor funds or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically

To Open an Account

  Not available.

To Add to an Account

  Use Fidelity Advisor Systematic Investment Program.
  Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity Advisor fund.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is the class's NAV, minus the redemption fee (short-term trading fee), if applicable, and any applicable CDSC.

Each fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares or your shares are redeemed for failure to maintain the account minimum after holding them less than 60 days. Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable, and any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

To sell shares issued with certificates, call Fidelity for instructions. Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth no longer issue share certificates.

Prospectus

Shareholder Information - continued

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically
  Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity Advisor fund or to certain Fidelity funds.
  Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A, Class T, Class B, or Class C account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity Advisor funds or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity Advisor funds or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

  Although there is no limit on the number of exchanges you may make between the Advisor Focus funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of an Advisor Focus fund to another Advisor fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

Prospectus

Shareholder Information - continued

  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity Advisor fund.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

To direct distributions from a Fidelity Defined Trust to Class T of a Fidelity Advisor fund.
Minimum Initial Not Applicable	Minimum Additional Not Applicable

Procedures

  To set up for a new or existing account, call your investment professional or call Fidelity at the appropriate number found in "General Information" for the appropriate enrollment form.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Fidelity Advisor Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A, Class T, Class B, or Class C of a Fidelity Advisor fund or from Class A, Class T, Class B, or Class C of a Fidelity Advisor fund to the same class of another Fidelity Advisor fund.

Minimum $100		Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Class A, Class T, Class B, or Class C account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A and Class T: Monthly, quarterly, or semi-annually Class B and Class C: Monthly or quarterly

Procedures

  Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.
  Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.
  Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

Other Features. The following other feature is also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your account balance falls below $1,000 for any reason, including solely due to declines in a class's NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, and any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Prospectus

Shareholder Information - continued

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2001, FIJ had approximately $22 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

FMRC serves as a sub-adviser for each fund. FMRC is primarily responsible for choosing investments for each fund.

Brian Younger is manager of Advisor Biotechnology. He also manages other Fidelity funds. Since joining Fidelity in April 1998, Mr. Younger has worked as a research analyst and portfolio manager.

John Porter is manager of Advisor Consumer Industries, which he has managed since September 1999. He also manages another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Pratima Abichandani is manager of Advisor Cyclical Industries, which she has managed since December 2000. Since joining Fidelity in 1994, Ms. Abichandani has worked as a research analyst.

Chris Zepf is manager of Advisor Developing Communications, which he has managed since December 2000. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and portfolio manager.

Ted Orenstein is manager of Advisor Electronics, which he has managed since December 2000. Since joining Fidelity in 1998, Mr. Orenstein has worked as a research analyst and portfolio manager.

James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Yolanda Strock is the manager of Advisor Health Care, which she has managed since June 2000. She also manages other Fidelity Funds. Since joining Fidelity in 1997, Ms. Strock has worked as an analyst and portfolio manager.

Scott Offen is manager of Advisor Natural Resources, which he has managed since September 1999. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

Chris Zepf is manager of Advisor Technology, which he has managed since June 2001. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and portfolio manager.

Tim Cohen is manager of Advisor Telecommunications & Utilities Growth, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2001, the group fee rate was 0.2785% for each fund. The individual fund fee rate is 0.30% for each fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended July 31, 2001, for each fund is shown in the table below.

Prospectus

Fund Services - continued

Total Management Fee
Advisor Biotechnology	0.58%
Advisor Consumer Industries	0.58%
Advisor Cyclical Industries	0.58%
Advisor Developing Communications	0.58%
Advisor Electronics	0.58%
Advisor Financial Services	0.58%
Advisor Health Care	0.58%
Advisor Natural Resources	0.58%
Advisor Technology	0.58%
Advisor Telecommunications & Utilities Growth	0.58%

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, or Class C shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering price	As an approximate % of net amount invested	Investment professional concession as % of offering price
Up to $49,999	5.75%	6.10%	5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $24,999,999	1.00%	1.01%	0.75%
$25,000,000 or more	None*	None*	*

* See "Special Purchase Shares" on page 34.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering price	As an approximate % of net amount invested	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	None*	None*	*

* See "Special Purchase Shares" on page 34.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the statement of additional information (SAI).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund and (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund, and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Prospectus

Fund Services - continued

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

Class B
From Date of Purchase	Contingent Deferred Sales Charge
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsA	0%

A After a maximum of seven years, Class B shares will convert automatically to Class A shares of the same Fidelity Advisor fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption within one year of purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs, and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

Prospectus

Fund Services - continued

10. Purchased by the Fidelity Investments Charitable Gift Fund; or

12. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. (Applicable until October 15, 2001) Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

14. Purchased by the Fidelity Investments Charitable Gift Fund; or

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify Fidelity in advance of your redemption.

Prospectus

Fund Services - continued

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class A 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund (except Advisor Natural Resources) may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Natural Resources may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

Prospectus

Fund Services - continued

For Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth, FDC may reallow up to the full amount of the Class T 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to each Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class T 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive sales concessions, finder's fees, and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

Advisor Biotechnology - Class A

Year ended July 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)
Net realized and unrealized gain (loss)	(2.88)
Total from investment operations	(2.92)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 7.09
Total Return B, C,H	(29.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,232
Ratio of expenses to average net assets before expense reductions	3.07% A,G
Ratio of expenses to average net assets after voluntary waivers	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.49% A, F
Ratio of net investment income (loss) to average net assets	(.94)% A
Portfolio turnover rate	64% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of sale of Class A shares) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Biotechnology - Class T

Year ended July 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.05)
Net realized and unrealized gain (loss)	(2.89)
Total from investment operations	(2.94)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 7.07
Total Return B, C,H	(29.30)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,721
Ratio of expenses to average net assets before expense reductions	3.29% A,G
Ratio of expenses to average net assets after voluntary waivers	1.75% A,
Ratio of expenses to average net assets after all expense reductions	1.74% A, F
Ratio of net investment income (loss) to average net assets	(1.19)% A
Portfolio turnover rate	64% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of sale of Class T shares) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Advisor Biotechnology - Class B

Year ended July 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)
Net realized and unrealized gain (loss)	(2.89)
Total from investment operations	(2.96)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 7.05
Total Return B, C,H	(29.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,875
Ratio of expenses to average net assets before expense reductions	3.83% A,G
Ratio of expenses to average net assets after voluntary waivers	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.24% A, F
Ratio of net investment income (loss) to average net assets	(1.69)% A
Portfolio turnover rate	64% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of sale of Class B shares) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Biotechnology - Class C

Year ended July 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)
Net realized and unrealized gain (loss)	(2.89)
Total from investment operations	(2.96)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 7.05
Total Return B, C,H	(29.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,321
Ratio of expenses to average net assets before expense reductions	3.73% A,G
Ratio of expenses to average net assets after voluntary waivers	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.24% A, F
Ratio of net investment income (loss) to average net assets	(1.69)% A
Portfolio turnover rate	64% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of sale of Class C shares) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Advisor Consumer Industries - Class A

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 16.01	$ 15.08	$ 13.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.04)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	.15	(.68)	1.80	3.31	3.60
Total from investment operations	.16	(.72)	1.77	3.25	3.55
Less Distributions
From net realized gain	-	(.20)	(.85)	(1.68)	(.07)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.85)	(1.68)	(.07)
Redemption fees added to paid in capital	-	.01	.01	.03	-
Net asset value, end of period	$ 15.20	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Total Return B, C,H	1.06%	(4.48)%	13.49%	27.48%	35.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,648	$ 3,609	$ 3,504	$ 2,220	$ 944
Ratio of expenses to average net assets before expense reductions	1.71%	1.62%	1.61%	2.47%	7.51% A,G
Ratio of expenses to average net assets after voluntary waivers	1.50%	1.50%	1.55%	1.75%	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.49% F	1.49% F	1.54% F	1.73% F	1.73% A, F
Ratio of net investment income (loss) to average net assets	.08%	(.24)%	(.19)%	(.47)%	(.50)% A
Portfolio turnover rate	77%	69%	80%	144%	203% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996, (commencement of sale of Class A shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Consumer Industries - Class T

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 15.93	$ 15.00	$ 13.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.06)	(.10)	(.09)
Net realized and unrealized gain (loss)	.15	(.67)	1.79	3.28	3.60
Total from investment operations	.13	(.75)	1.73	3.18	3.51
Less Distributions
From net realized gain	-	(.20)	(.81)	(1.66)	(.06)
In excess of net realized gain	-	(.06)	-	-	-
 Total distributions	-	(.26)	(.81)	(1.66)	(.06)
Redemption fees added to paid in capital	-	.01	.01	.03	-
Net asset value, end of period	$ 15.06	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Total Return B, C,H	0.87%	(4.69)%	13.20%	26.93%	35.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,899	$ 13,275	$ 21,714	$ 13,989	$ 7,314
Ratio of expenses to average net assets before expense reductions	1.98%	1.85%	1.83%	2.21%	3.81% A,G
Ratio of expenses to average net assets after voluntary waivers	1.75%	1.75%	1.79%	2.00%	2.00% A
Ratio of expenses to average net assets after all expense reductions	1.73% F	1.73% F	1.77% F	1.98% F	1.97% A, F
Ratio of net investment income (loss) to average net assets	(.17)%	(.49)%	(.42)%	(.71)%	(.83)% A
Portfolio turnover rate	77%	69%	80%	144%	203% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996, (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Advisor Consumer Industries - Class B

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 15.76	$ 14.91	$ 13.42	$ 11.46
Income from Investment Operations
Net investment income (loss) D	(.10)	(.15)	(.14)	(.17)	(.08)
Net realized and unrealized gain (loss)	.14	(.67)	1.79	3.26	2.04
Total from investment operations	.04	(.82)	1.65	3.09	1.96
Less Distributions
From net realized gain	-	(.20)	(.81)	(1.64)	-
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.81)	(1.64)	-
Redemption fees added to paid in capital	-	.01	.01	.04	-
Net asset value, end of period	$ 14.73	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Total Return B, C,H	0.27%	(5.19)%	12.71%	26.30%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,483	$ 9,021	$ 9,832	$ 5,419	$ 596
Ratio of expenses to average net assets before expense reductions	2.51%	2.41%	2.39%	3.46%	11.82% A,G
Ratio of expenses to average net assets	2.25%	2.25%	2.31%	2.50%	2.50% A
Ratio of expenses to average net assets after all expense reductions	2.24% F	2.24% F	2.30% F	2.48% F	2.46% A, F
Ratio of net investment income (loss) to average net assets	(.67)%	(.99)%	(.95)%	(1.23)%	(1.60)% A
Portfolio turnover rate	77%	69%	80%	144%	203% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997, (commencement of sale of Class B shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Consumer Industries - Class C

Years ended July 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) D	(.10)	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	.14	(.67)	1.80	2.87
Total from investment operations	.04	(.82)	1.65	2.74
Less Distributions
From net realized gain	-	(.20)	(.83)	(.49)
In excess of net realized gain	-	(.06)	-	-
Total distributions	-	(.26)	(.83)	(.49)
Redemption fees added to paid in capital	-	.01	.01	.04
Net asset value, end of period	$ 14.75	$ 14.71	$ 15.78	$ 14.95
Total Return B, C,H	0.27%	(5.19)%	12.72%	22.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,504	$ 3,048	$ 2,758	$ 1,461
Ratio of expenses to average net assets before expense reductions	2.49%	2.42%	2.42%	4.85% A,G
Ratio of expenses to average net assets after voluntary waivers	2.25%	2.25%	2.32%	2.50% A
Ratio of expenses to average net assets after all expense reductions	2.24% F	2.24% F	2.30% F	2.48% A, F
Ratio of net investment income (loss) to average net assets	(.67)%	(.99)%	(.95)%	(1.27)% A
Portfolio turnover rate	77%	69%	80%	144% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997, (commencement of sale of Class C shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Advisor Cyclical Industries - Class A

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 14.13	$ 13.56	$ 13.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.02	.01	(.03)	(.01)
Net realized and unrealized gain (loss)	1.98	(.33)	1.23	.76	3.89
Total from investment operations	2.02	(.31)	1.24	.73	3.88
Less Distributions
From net investment income	(.04)	-	-	-	(.01)
From net realized gain	(.40)	(.27)	(.68)	(.99)	(.08)
Total distributions	(.44)	(.27)	(.68)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.01	.02	.01
Net asset value, end of period	$ 15.15	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Total Return B, C, H	15.27%	(2.13)%	10.81%	6.05%	39.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,270	$ 973	$ 896	$ 471	$ 365
Ratio of expenses to average net assets before expense reductions	2.59%	2.87%	3.53%	5.40%	15.94% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50%	1.50%	1.56%	1.75%	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.49% F	1.49% F	1.54% F	1.75%	1.73% A, F
Ratio of net investment income (loss) to average net assets	.28%	.18%	.05%	(.22)%	(.09)% A
Portfolio turnover rate	78%	111%	115%	100%	155% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H The returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Cyclical Industries - Class T

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 14.07	$ 13.51	$ 13.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00	(.01)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	2.00	(.34)	1.24	.77	3.89
Total from investment operations	2.00	(.35)	1.21	.71	3.85
Less Distributions
From net investment income	(.01)	-	-	-	(.01)
From net realized gain	(.39)	(.25)	(.66)	(.99)	(.08)
 Total distributions	(.40)	(.25)	(.66)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.01	.02	.01
Net asset value, end of period	$ 15.09	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Total Return B, C, H	15.18%	(2.43)%	10.57%	5.91%	38.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,654	$ 3,885	$ 3,471	$ 2,973	$ 1,920
Ratio of expenses to average net assets before expense reductions	2.85%	3.12%	3.77%	4.00%	6.37% A, G
Ratio of expenses to average net assets after voluntary waivers	1.75%	1.75%	1.83%	2.00%	2.00% A
Ratio of expenses to average net assets after all expense reductions	1.74% F	1.74% F	1.81% F	2.00%	1.97% A, F
Ratio of net investment income (loss) to average net assets	.03%	(.07)%	(.22)%	(.47)%	(.37)% A
Portfolio turnover rate	78%	111%	115%	100%	155% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Advisor Cyclical Industries - Class B

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.89	$ 13.40	$ 13.75	$ 11.56
Income from Investment Operations
Net investment income (loss) D	(.07)	(.07)	(.09)	(.14)	(.06)
Net realized and unrealized gain (loss)	1.95	(.34)	1.22	.76	2.25
Total from investment operations	1.88	(.41)	1.13	.62	2.19
Less Distributions
From net realized gain	(.37)	(.24)	(.65)	(.99)	-
Redemption fees added to paid in capital	.01	.01	.01	.02	-
Net asset value, end of period	$ 14.77	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Total Return B, C, H	14.51%	(2.90)%	10.01%	5.23%	18.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,674	$ 1,879	$ 2,043	$ 985	$ 252
Ratio of expenses to average net assets before expense reductions	3.39%	3.64%	4.30%	7.44%	23.83% A, G
Ratio of expenses to average net assets after voluntary waivers	2.25%	2.25%	2.31%	2.50%	2.50% A
Ratio of expenses to average net assets after all expense reductions	2.24% F	2.24% F	2.29% F	2.50%	2.45% A, F
Ratio of net investment income (loss) to average net assets	(.47)%	(.57)%	(.70)%	(1.03)%	(1.11)% A
Portfolio turnover rate	78%	111%	115%	100%	155% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H The returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Cyclical Industries - Class C

Years ended July 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss) D	(.07)	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	2.00	(.36)	1.20	1.39
Total from investment operations	1.93	(.44)	1.11	1.28
Less Distributions
From net realized gain	(.35)	(.22)	(.67)	(.38)
Redemption fees added to paid in capital	.00	.01	.02	.01
Net asset value, end of period	$ 14.84	$ 13.26	$ 13.91	$ 13.45
Total Return B, C,H	14.78%	(3.11)%	9.94%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,847	$ 625	$ 1,451	$ 165
Ratio of expenses to average net assets before expense reductions	3.36%	3.62%	4.34%	18.91% A, G
Ratio of expenses to average net assets after voluntary waivers	2.25%	2.25%	2.28%	2.50% A
Ratio of expenses to average net assets after all expense reductions	2.24% F	2.24% F	2.27% F	2.50% A
Ratio of net investment income (loss) to average net assets	(.47)%	(.57)%	(.67)%	(1.06)% A
Portfolio turnover rate	78%	111%	115%	100%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Advisor Developing Communications - Class A

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(1.57)
Total from investment operations	(1.61)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 8.40
Total Return B, C, D	(16.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 934
Ratio of expenses to average net assets before expense reductions	6.46% A,H
Ratio of expenses to average net assets after voluntary waivers	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.45% A, G
Ratio of net investment income (loss) to average net assets	(.74)% A
Portfolio turnover rate	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Developing Communications - Class T

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(1.56)
Total from investment operations	(1.61)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 8.40
Total Return B, C, D	(16.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,131
Ratio of expenses to average net assets before expense reductions	6.66% A,H
Ratio of expenses to average net assets after voluntary waivers	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.70% A, G
Ratio of net investment income (loss) to average net assets	(.99)% A
Portfolio turnover rate	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Advisor Developing Communications - Class B

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(1.57)
Total from investment operations	(1.64)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 8.37
Total Return B, C, D	(16.30)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,236
Ratio of expenses to average net assets before expense reductions	7.21% A,H
Ratio of expenses to average net assets after voluntary waivers	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.20% A, G
Ratio of net investment income (loss) to average net assets	(1.49)% A
Portfolio turnover rate	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Developing Communications - Class C

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(1.57)
Total from investment operations	(1.64)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 8.37
Total Return B, C, D	(16.30)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,566
Ratio of expenses to average net assets before expense reductions	7.09% A,H
Ratio of expenses to average net assets after voluntary waivers	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.20% A, G
Ratio of net investment income (loss) to average net assets	(1.49)% A
Portfolio turnover rate	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Advisor Electronics - Class A

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.39)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 9.62
Total Return B, C, D	(3.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,400
Ratio of expenses to average net assets before expense reductions	2.57% A,H
Ratio of expenses to average net assets after voluntary waivers	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.49% A, G
Ratio of net investment income (loss) to average net assets	(.77)% A
Portfolio turnover rate	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Electronics - Class T

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.39)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 9.62
Total Return B, C, D	(3.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,493
Ratio of expenses to average net assets before expense reductions	2.81% A,H
Ratio of expenses to average net assets after voluntary waivers	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.74% A, G
Ratio of net investment income (loss) to average net assets	(1.02)% A
Portfolio turnover rate	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Advisor Electronics - Class B

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.41)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 9.60
Total Return B, C, D	(4.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,941
Ratio of expenses to average net assets before expense reductions	3.34% A,H
Ratio of expenses to average net assets after voluntary waivers	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.24% A, G
Ratio of net investment income (loss) to average net assets	(1.52)% A
Portfolio turnover rate	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Electronics - Class C

Year ended July 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	(.09)
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.42)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 9.59
Total Return B, C, D	(4.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,782
Ratio of expenses to average net assets before expense reductions	3.25% A,H
Ratio of expenses to average net assets after voluntary waivers	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.24% A, G
Ratio of net investment income (loss) to average net assets	(1.52)% A
Portfolio turnover rate	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Advisor Financial Services - Class A

Years ended July 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 17.49	$ 18.74	$ 15.11	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.15	.12	.11	.06
Net realized and unrealized gain (loss)	2.20	.73	(.31)	3.80	5.06
Total from investment operations	2.35	.88	(.19)	3.91	5.12
Less Distributions
From net investment income	(.19)	(.09)	(.06)	(.06)	(.01)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.19)	(.09)	(1.07)	(.29)	(.02)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 20.45	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Total Return B, C, D	12.86%	5.12%	0.69%	26.32%	51.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 78,115	$ 48,088	$ 27,440	$ 21,907	$ 6,275
Ratio of expenses to average net assets before expense reductions	1.20%	1.25%	1.24%	1.32%	2.74% A, H
Ratio of expenses to average net assets after voluntary waivers	1.20%	1.25%	1.24%	1.32%	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.18% G	1.22% G	1.23% G	1.30% G	1.73% A, G
Ratio of net investment income to average net assets	.77%	.92%	.73%	.63%	.55% A
Portfolio turnover rate	110%	73%	38%	54%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to July 31,1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Financial Services - Class T

Years ended July 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.21	$ 17.42	$ 18.66	$ 15.07	$ 10.00
Income from Investment Operations
Net investment income E	.11	.12	.09	.07	.04
Net realized and unrealized gain (loss)	2.19	.71	(.30)	3.78	5.04
Total from investment operations	2.30	.83	(.21)	3.85	5.08
Less Distributions
From net investment income	(.13)	(.05)	(.03)	(.04)	(.01)
From net realized gain	-	-	(1.01)	(.23)	(.01)
 Total distributions	(.13)	(.05)	(1.04)	(.27)	(.02)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 20.38	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Total Return B, C, D	12.64%	4.84%	0.53%	25.96%	50.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 234,268	$ 179,862	$ 123,361	$ 118,608	$ 52,003
Ratio of expenses to average net assets	1.43%	1.47%	1.47%	1.52%	1.94% A
Ratio of expenses to average net assets after all expense reductions	1.41% G	1.44% G	1.46% G	1.50% G	1.91% A, G
Ratio of net investment income to average net assets	.54%	.70%	.50%	.44%	.37% A
Portfolio turnover rate	110%	73%	38%	54%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class T shares) to July 31,1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Advisor Financial Services - Class B

Years ended July 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 17.21	$ 18.52	$ 15.04	$ 12.56
Income from Investment Operations
Net investment income (loss)E	.00	.03	-	(.02)	(.02)
Net realized and unrealized gain (loss)	2.16	.70	(.29)	3.76	2.50
Total from investment operations	2.16	.73	(.29)	3.74	2.48
Less Distributions
From net investment income	(.03)	-	(.02)	(.04)	-
From net realized gain	-	-	(1.01)	(.23)	-
Total distributions	(.03)	-	(1.03)	(.27)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.08	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Total Return B, C, D	12.03%	4.30%	0.05%	25.29%	19.75%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 269,612	$ 150,880	$ 94,072	$ 65,926	$ 7,737
Ratio of expenses to average net assets before expense reductions	1.96%	2.01%	1.99%	2.06%	3.19% A, H
Ratio of expenses to average net assets after voluntary waivers	1.96%	2.01%	1.99%	2.06%	2.50% A
Ratio of expenses to average net assets after all expense reductions	1.94% G	1.98% G	1.98% G	2.04% G	2.49% A, G
Ratio of net investment income (loss) to average net assets	.01%	.16%	(.02)%	(.14)%	(.37)% A
Portfolio turnover rate	110%	73%	38%	54%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class B shares) to July 31,1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Financial Services - Class C

Years ended July 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.96	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income (loss) E	.01	.03	-	(.03)
Net realized and unrealized gain (loss)	2.15	.70	(.29)	3.57
Total from investment operations	2.16	.73	(.29)	3.54
Less Distributions
From net investment income	(.07)	(.02)	(.03)	(.02)
From net realized gain	-	-	(1.01)	(.21)
Total distributions	(.07)	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 20.05	$ 17.96	$ 17.24	$ 18.56
Total Return B, C, D	12.03%	4.30%	0.07%	23.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 149,160	$ 83,078	$ 36,552	$ 19,983
Ratio of expenses to average net assets	1.92%	1.96%	1.95%	2.09% A
Ratio of expenses to average net assets after all expense reductions	1.90%G	1.93%G	1.94%G	2.07% A, G
Ratio of net investment income (loss) to average net assets	.05%	.21%	.02%	(.22)% A
Portfolio turnover rate	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of Class C shares) to July 31,1998.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Advisor Health Care - Class A

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.02	$ 18.52	$ 16.70	$ 14.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01	.00	(.03)	(.02)
Net realized and unrealized gain (loss)	(.50)	3.89	2.20	3.50	4.12
Total from investment operations	(.49)	3.90	2.20	3.47	4.10
Less Distributions
From net realized gain	(1.12)	(.41)	(.39)	(.88)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.41	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Total Return B, C,H	(2.50)%	21.44%	13.80%	26.47%	41.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 136,304	$ 108,248	$ 66,142	$ 20,902	$ 5,488
Ratio of expenses to average net assets before expense reductions	1.19%	1.20%	1.23%	1.38%	2.92% A,G
Ratio of expenses to average net assets after voluntary waivers	1.19%	1.20%	1.23%	1.38%	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.17% F	1.18% F	1.21% F	1.36% F	1.74% A, F
Ratio of net investment income to average net assets	.05%	.07%	.01%	(.18)%	(.18)% A
Portfolio turnover rate	71%	51%	98%	85%	67% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for period of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Health Care - Class T

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.87	$ 18.40	$ 16.61	$ 14.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.03)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	(.49)	3.86	2.19	3.47	4.09
Total from investment operations	(.53)	3.83	2.15	3.42	4.05
Less Distributions
From net realized gain	(1.12)	(.37)	(.37)	(.87)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.22	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Total Return B, C,G	(2.71)%	21.16%	13.54%	26.17%	40.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 383,643	$ 361,351	$ 248,442	$ 124,652	$ 50,868
Ratio of expenses to average net assets	1.43%	1.42%	1.46%	1.54%	1.97% A
Ratio of expenses to average net assets after all expense reductions	1.41% F	1.40% F	1.43% F	1.52% F	1.96% A, F
Ratio of net investment income to average net assets	(.18)%	(.15)%	(.21)%	(.31)%	(.39)% A
Portfolio turnover rate	71%	51%	98%	85%	67% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Total returns for periods of less than one year are not annualized.

Advisor Health Care - Class B

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.50	$ 18.16	$ 16.47	$ 14.01	$ 11.88
Income from Investment Operations
Net investment income (loss) D	(.14)	(.13)	(.13)	(.14)	(.05)
Net realized and unrealized gain (loss)	(.48)	3.80	2.17	3.45	2.18
Total from investment operations	(.62)	3.67	2.04	3.31	2.13
Less Distributions
From net realized gain	(1.12)	(.34)	(.36)	(.86)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 19.76	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Total Return B, C,H	(3.20)%	20.53%	12.96%	25.40%	17.93%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 456,851	$ 366,413	$ 225,441	$ 57,074	$ 6,159
Ratio of expenses to average net assets before expense reductions	1.95%	1.94%	1.98%	2.13%	3.46% A,G
Ratio of expenses to average net assets after voluntary waivers	1.95%	1.94%	1.98%	2.13%	2.50% A
Ratio of expenses to average net assets after all expense reductions	1.93% F	1.93% F	1.96% F	2.12% F	2.49% A, F
Ratio of net investment income to average net assets	(.70)%	(.68)%	(.73)%	(.95)%	(.99)% A
Portfolio turnover rate	71%	51%	98%	85%	67% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Health Care - Class C

Years ended July 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.50	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) D	(.14)	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	(.48)	3.80	2.17	3.39
Total from investment operations	(.62)	3.68	2.05	3.27
Less Distributions
From net realized gain	(1.12)	(.36)	(.38)	(.63)
Redemption fees added to paid in capital	.00	.01	.01	-
Net asset value, end of period	$ 19.76	$ 21.50	$ 18.17	$ 16.49
Total Return B, C,G	(3.20)%	20.59%	13.04%	24.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 229,494	$ 183,264	$ 109,372	$ 19,154
Ratio of expenses to average net assets	1.91%	1.91%	1.95%	2.18% A
Ratio of expenses to average net assets after all expense reductions	1.89% F	1.89% F	1.92% F	2.17% A, F
Ratio of net investment income to average net assets	(.66)%	(.64)%	(.70)%	(1.06)% A
Portfolio turnover rate	71%	51%	98%	85% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Total returns for periods of less than one year are not annualized.

Advisor Natural Resources - Class A

Years ended July 31,	2001	2000	1999	1998	1997 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11	$ 23.65
Income from Investment Operations
Net investment income (loss) D	.19	.10	.07	.06	(.05)	(.00)
Net realized and unrealized gain (loss)	2.34	2.06	3.71	(3.33)	2.81	1.46
Total from investment operations	2.53	2.16	3.78	(3.27)	2.76	1.46
Less Distributions
From net investment income	(.19)	(.08)	(.04)	-	(.10)	-
In excess of net investment income	-	-	-	-	(.04)	-
From net realized gain	-	-	(.71)	(3.96)	(1.57)	-
Total distributions	(.19)	(.08)	(.75)	(3.96)	(1.71)	-
Redemption fees added to paid in capital	.01	.01	.01	.01	-	-
Net asset value, end of period	$ 26.42	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11
Total Return B, C,H	10.56%	9.92%	21.48%	(14.61)%	11.45%	6.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,849	$ 10,381	$ 7,801	$ 6,474	$ 6,372	$ 1,609
Ratio of expenses to average net assets before expense reductions	1.23%	1.26%	1.28%	1.34%	2.06% A	7.59% A,I
Ratio of expenses to average net assets after voluntary waivers	1.23%	1.26%	1.28%	1.34%	1.71% A	1.66% A
Ratio of expenses to average net assets after all expense reductions	1.18% G	1.21% G	1.23% G	1.30% G	1.68% A, G	1.58% A, G
Ratio of net investment income (loss) to average net assets	.69%	.43%	.38%	.28%	(.28)% A	(.01)% A
Portfolio turnover rate	130%	90%	99%	97%	116% A	137%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Total returns for periods of less than one year are not annualized.

I The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Natural Resources - Class T

Years ended July 31,	2001	2000	1999	1998	1997 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25
Income from Investment Operations
Net investment income (loss) D	.14	.06	.04	.02	(.02)	.00
Net realized and unrealized gain (loss)	2.36	2.08	3.76	(3.34)	2.83	6.56
Total from investment operations	2.50	2.14	3.80	(3.32)	2.81	6.56
Less Distributions
From net investment income	(.13)	(.01)	(.01)	-	(.01)	-
In excess of net investment income	-	-	-	-	(.01)	-
From net realized gain	-	-	(.70)	(3.92)	(1.57)	(.69)
 Total distributions	(.13)	(.01)	(.71)	(3.92)	(1.59)	(.69)
Redemption fees added to paid in capital	.01	.01	.01	.01	-	-
Net asset value, end of period	$ 26.73	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12
Total Return B, C,H	10.32%	9.69%	21.31%	(14.69)%	11.62%	35.01%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 253,062	$ 245,995	$ 283,419	$ 342,347	$ 618,083	$ 602,915
Ratio of expenses to average net assets	1.41%	1.41%	1.45%	1.43%	1.47% A	1.59%
Ratio of expenses to average net assets after all expense reductions	1.37% G	1.37% G	1.40% G	1.39% G	1.44% A, G	1.56% G
Ratio of net investment income (loss) to average net assets	.51%	.27%	.20%	.10%	(.12)% A	.00%
Portfolio turnover rate	130%	90%	99%	97%	116% A	137%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Total returns for periods of less than one year are not annualized.

Advisor Natural Resources - Class B

Years ended July 31,	2001	2000	1999	1998	1997 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.06)	(.09)	(.12)	(.15)
Net realized and unrealized gain (loss)	2.31	2.04	3.68	(3.29)	2.80	6.49
Total from investment operations	2.30	1.98	3.62	(3.38)	2.68	6.34
Less Distributions
From net investment income	(.04)	-	-	-	-	-
From net realized gain	-	-	(.66)	(3.81)	(1.57)	(.69)
Total distributions	(.04)	-	(.66)	(3.81)	(1.57)	(.69)
Redemption fees added to paid in capital	.01	.01	.01	.01	-	-
Net asset value, end of period	$ 26.04	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88
Total Return B, C,H	9.72%	9.14%	20.57%	(15.12)%	11.19%	33.87%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,243	$ 50,685	$ 47,792	$ 44,351	$ 59,044	$ 36,106
Ratio of expenses to average net assets	1.95%	1.96%	1.99%	1.98%	2.04% A	2.28%
Ratio of expenses to average net assets after all expense reductions	1.91% G	1.92% G	1.95% G	1.94% G	2.02% A, G	2.24% G
Ratio of net investment income (loss) to average net assets	(.03)%	(.28)%	(.34)%	(.41)%	(.67)% A	(.68)%
Portfolio turnover rate	130%	90%	99%	97%	116% A	137%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Natural Resources - Class C

Years ended July 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 23.88	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss) D	.00	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	2.32	2.04	3.71	(4.15)
Total from investment operations	2.32	1.99	3.66	(4.22)
Less Distributions
From net investment income	(.06)	(.04)	(.01)	-
From net realized gain	-	-	(.70)	(1.22)
Total distributions	(.06)	(.04)	(.71)	(1.22)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 26.15	$ 23.88	$ 21.92	$ 18.96
Total Return B, C,H	9.76%	9.15%	20.72%	(17.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 29,699	$ 13,741	$ 8,761	$ 2,972
Ratio of expenses to average net assets before expense reductions	1.92%	1.91%	1.94%	2.90% A,G
Ratio of expenses to average net assets after voluntary waivers	1.92%	1.91%	1.94%	2.50% A
Ratio of expenses to average net assets after all expense reductions	1.87% F	1.87% F	1.89% F	2.44% A, F
Ratio of net investment income (loss) to average net assets	.00%	(.23)%	(.28)%	(.48)% A
Portfolio turnover rate	130%	90%	99%	97%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Advisor Technology - Class A

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 36.23	$ 24.95	$ 14.88	$ 15.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.17)	(.19)	(.09)	(.08)	(.10)
Net realized and unrealized gain (loss)	(16.67)	13.04	10.15	.58	6.13
Total from investment operations	(16.84)	12.85	10.06	.50	6.03
Less Distributions
From net realized gain	(1.63)	(1.58)	-	(1.14)	(.08)
In excess of net realized gain	-	-	-	(.45)	-
Total distributions	(1.63)	(1.58)	-	(1.59)	(.08)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 17.76	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Total Return B, C, H	(48.83)%	53.76%	67.67%	4.20%	60.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 211,429	$ 388,756	$ 94,621	$ 15,414	$ 7,313
Ratio of expenses to average net assets before expense reductions	1.23%	1.16%	1.25%	1.39%	2.55% A, G
Ratio of expenses to average net assets after voluntary waivers	1.23%	1.16%	1.25%	1.39%	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.21% F	1.15% F	1.24% F	1.35% F	1.70% A, F
Ratio of net investment income (loss) to average net assets	(.68)%	(.55)%	(.44)%	(.59)%	(.79)% A
Portfolio turnover rate	181%	125%	170%	348%	517%A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Technology - Class T

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 35.95	$ 24.76	$ 14.80	$ 15.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.22)	(.27)	(.14)	(.11)	(.11)
Net realized and unrealized gain (loss)	(16.55)	12.96	10.09	.56	6.09
Total from investment operations	(16.77)	12.69	9.95	.45	5.98
Less Distributions
From net realized gain	(1.59)	(1.51)	-	(1.12)	(.08)
In excess of net realized gain	-	-	-	(.45)	-
 Total distributions	(1.59)	(1.51)	-	(1.57)	(.08)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 17.59	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Total Return B, C, G	(48.96)%	53.41%	67.30%	3.85%	60.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 645,015	$ 1,286,376	$ 349,533	$ 90,499	$ 57,624
Ratio of expenses to average net assets	1.43%	1.38%	1.47%	1.60%	1.92% A
Ratio of expenses to average net assets after all expense reductions	1.41% F	1.37% F	1.46% F	1.56% F	1.87% A, F
Ratio of net investment income (loss) to average net assets	(.88)%	(.77)%	(.65)%	(.80)%	(.93)% A
Portfolio turnover rate	181%	125%	170%	348%	517% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Total returns for periods of less than one year are not annualized.

Advisor Technology - Class B

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 35.33	$ 24.44	$ 14.68	$ 15.88	$ 12.88
Income from Investment Operations
Net investment income (loss) D	(.35)	(.45)	(.26)	(.20)	(.08)
Net realized and unrealized gain (loss)	(16.27)	12.78	10.01	.57	3.08
Total from investment operations	(16.62)	12.33	9.75	.37	3.00
Less Distributions
From net realized gain	(1.50)	(1.45)	-	(1.13)	-
In excess of net realized gain	-	-	-	(.45)	-
Total distributions	(1.50)	(1.45)	-	(1.58)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 17.21	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Total Return B, C, H	(49.28)%	52.57%	66.49%	3.27%	23.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 729,518	$ 1,372,523	$ 298,768	$ 31,041	$ 5,105
Ratio of expenses to average net assets before expense reductions	1.98%	1.91%	2.01%	2.21%	3.64% A, G
Ratio of expenses to average net assets after voluntary waivers	1.98%	1.91%	2.01%	2.21%	2.50% A
Ratio of expenses to average net assets after all expense reductions	1.96% F	1.91%	2.00% F	2.18% F	2.45%A, F
Ratio of net investment income (loss) to average net assets	(1.43)%	(1.30)%	(1.19)%	(1.40)%	(1.41)% A
Portfolio turnover rate	181%	125%	170%	348%	517% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Technology - Class C

Years ended July 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 35.39	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.33)	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	(16.30)	12.80	10.03	1.27
Total from investment operations	(16.63)	12.36	9.78	1.10
Less Distributions
From net realized gain	(1.51)	(1.47)	-	(.49)
In excess of net realized gain	--	-	-	(.20)
Total distributions	(1.51)	(1.47)	-	(.69)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 17.25	$ 35.39	$ 24.49	$ 14.70
Total Return B, C,G	(49.24)%	52.60%	66.60%	8.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 269,563	$ 472,462	$ 88,120	$ 6,754
Ratio of expenses to average net assets	1.94%	1.89%	1.97%	2.43% A
Ratio of expenses to average net assets after all expense reductions	1.91% F	1.89%	1.96% F	2.41% A, F
Ratio of net investment income (loss) to average net assets	(1.38)%	(1.28)%	(1.16)%	(1.64)% A
Portfolio turnover rate	181%	125%	170%	348%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Total returns for periods of less than one year are not annualized.

Advisor Telecommunications & Utilities Growth - Class A

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 20.31	$ 16.00	$ 13.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.53 G	.05	(.02)	.12
Net realized and unrealized gain (loss)	(5.41)	1.29	5.45	4.19	3.09
Total from investment operations	(5.36)	1.82	5.50	4.17	3.21
Less Distributions
From net investment income	(.28)	(.05)	-	(.04)	(.03)
From net realized gain	(.26)	(1.01)	(1.20)	(1.21)	(.11)
Total distributions	(.54)	(1.06)	(1.20)	(1.25)	(.14)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 15.18	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Total Return B, C,I	(26.09)%	9.59%	38.83%	33.99%	32.36%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 54,265	$ 61,610	$ 14,400	$ 3,186	$ 531
Ratio of expenses to average net assets before expense reductions	1.25%	1.20%	1.34%	2.18%	11.11% A,H
Ratio of expenses to average net assets after voluntary waivers	1.25%	1.20%	1.34%	1.75%	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.20% F	1.17% F	1.32% F	1.72% F	1.75% A
Ratio of net investment income (loss) to average net assets	.32%	2.39%	.30%	(.11)%	1.09% A
Portfolio turnover rate	220%	172%	149%	151%	13% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Telecommunications & Utilities Growth - Class T

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.01	$ 20.23	$ 15.95	$ 13.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.47 G	.01	(.04)	.08
Net realized and unrealized gain (loss)	(5.40)	1.31	5.43	4.17	3.09
Total from investment operations	(5.39)	1.78	5.44	4.13	3.17
Less Distributions
From net investment income	(.25)	(.01)	-	(.03)	(.03)
From net realized gain	(.26)	(1.00)	(1.17)	(1.19)	(.11)
 Total distributions	(.51)	(1.01)	(1.17)	(1.22)	(.14)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 15.11	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Total Return B, C,I	(26.29)%	9.41%	38.45%	33.72%	31.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 149,618	$ 225,415	$ 65,085	$ 19,918	$ 7,085
Ratio of expenses to average net assets before expense reductions	1.49%	1.44%	1.58%	1.94%	3.66% A, H
Ratio of expenses to average net assets after voluntary waivers	1.49%	1.44%	1.58%	1.94%	2.00% A
Ratio of expenses to average net assets after all expense reductions	1.44% F	1.41% F	1.55% F	1.90% F	2.00% A
Ratio of net investment income (loss) to average net assets	.08%	2.16%	.07%	(.23)%	.79% A
Portfolio turnover rate	220%	172%	149%	151%	13% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Total returns for periods of less than one year are not annualized.

Advisor Telecommunications & Utilities Growth - Class B

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.72	$ 20.02	$ 15.83	$ 13.01	$ 11.76
Income from Investment Operations
Net investment income (loss) D	(.07)	.35 G	(.08)	(.13)	.02
Net realized and unrealized gain (loss)	(5.33)	1.29	5.39	4.16	1.23
Total from investment operations	(5.40)	1.64	5.31	4.03	1.25
Less Distributions
From net investment income	(.21)	-	-	(.03)	-
From net realized gain	(.26)	(.95)	(1.13)	(1.19)	-
Total distributions	(.47)	(.95)	(1.13)	(1.22)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 14.85	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Total Return B, C,I	(26.66)%	8.77%	37.76%	32.97%	10.63%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 213,767	$ 242,888	$ 65,645	$ 12,919	$ 2,039
Ratio of expenses to average net assets before expense reductions	2.01%	1.96%	2.08%	2.63%	6.37% A, H
Ratio of expenses to average net assets after voluntary waivers	2.01%	1.96%	2.08%	2.50%	2.50% A
Ratio of expenses to average net assets after all expense reductions	1.96% F	1.93% F	2.05% F	2.47% F	2.50% A
Ratio of net investment income (loss) to average net assets	(.44)%	1.63%	(.43)%	(.85)%	.32% A
Portfolio turnover rate	220%	172%	149%	151%	13% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Total returns for periods of less than one year are not annualized.

Prospectus

Appendix - continued

Advisor Telecommunications & Utilities Growth - Class C

Years ended July 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.71	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) D	(.06)	.36 G	(.08)	(.10)
Net realized and unrealized gain (loss)	(5.33)	1.29	5.38	3.16
Total from investment operations	(5.39)	1.65	5.30	3.06
Less Distributions
From net investment income	(.21)	-	-	(.02)
From net realized gain	(.26)	(.96)	(1.15)	(1.10)
Total distributions	(.47)	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 14.85	$ 20.71	$ 20.01	$ 15.85
Total Return B, C, I	(26.62)%	8.84%	37.72%	23.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 104,628	$ 107,332	$ 23,524	$ 3,489
Ratio of expenses to average net assets before expense reductions	1.96%	1.93%	2.07%	3.16% A, H
Ratio of expenses to average net assets after voluntary waivers	1.96%	1.93%	2.07%	2.50% A
Ratio of expenses to average net assets after all expense reductions	1.91% F	1.90% F	2.04% F	2.48% A, F
Ratio of net investment income (loss) to average net assets	(.39)%	1.66%	(.43)%	(.91)% A
Portfolio turnover rate	220%	172%	149%	151%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Total returns for periods of less than one year are not annualized.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3010

Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments & (Pyramid) Design, and Directed Dividends are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.704309.104 AFOC-pro-0901

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity® Advisor Biotechnology Fund

Fidelity Advisor Consumer Industries Fund

Fidelity Advisor Cyclical Industries Fund

Fidelity Advisor Developing Communications Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Prospectus

September 24, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Developing Communications Industry Concentration. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's (other than Advisor Biotechnology's, Advisor Developing Communications', and Advisor Electronics') performance from year to year and compares Institutional Class's (other than Advisor Biotechnology's, Advisor Developing Communications', and Advisor Electronics') performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics after Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics have been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Advisor Consumer Industries - Institutional Class
Calendar Years	1997	1998	1999	2000
	36.94%	29.16%	10.51%	-8.99%



During the periods shown in the chart for Institutional Class of Advisor Consumer Industries, the highest return for a quarter was 27.24% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.36% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2001 for Institutional Class of Advisor Consumer Industries was 0.39%.

Advisor Cyclical Industries - Institutional Class
Calendar Years	1997	1998	1999	2000
	19.23%	11.47%	13.15%	7.25%



During the periods shown in the chart for Institutional Class of Advisor Cyclical Industries, the highest return for a quarter was 17.94% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.59% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2001 for Institutional Class of Advisor Cyclical Industries was 1.88%.

Advisor Financial Services - Institutional Class
Calendar Years	1997	1998	1999	2000
	40.32%	11.97%	2.38%	29.62%



During the periods shown in the chart for Institutional Class of Advisor Financial Services, the highest return for a quarter was 22.72% (quarter ended September 30, 2000) and the lowest return for a quarter was -19.48% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2001 for Institutional Class of Advisor Financial Services was -3.54%.

Prospectus

Fund Summary - continued

Advisor Health Care - Institutional Class
Calendar Years	1997	1998	1999	2000
	31.17%	40.19%	2.07%	36.55%



During the periods shown in the chart for Institutional Class of Advisor Health Care, the highest return for a quarter was 21.50% (quarter ended June 30, 1997) and the lowest return for a quarter was -8.51% (quarter ended September 30, 1999).

The year-to-date return as of June 30, 2001 for Institutional Class of Advisor Health Care was -16.76%.

Advisor Natural Resources - Institutional Class
Calendar Years	1996	1997	1998	1999	2000
	30.72%	-0.44%	-15.86%	35.07%	26.48%



During the periods shown in the chart for Institutional Class of Advisor Natural Resources, the highest return for a quarter was 19.46% (quarter ended June 30, 1999) and the lowest return for a quarter was -13.16% (quarter ended December 31, 1997).

The year-to-date return as of June 30, 2001 for Institutional Class of Advisor Natural Resources was -5.41%.

Advisor Technology - Institutional Class
Calendar Years	1997	1998	1999	2000
	10.72%	67.70%	90.35%	-36.36%



During the periods shown in the chart for Institutional Class of Advisor Technology, the highest return for a quarter was 49.42% (quarter ended December 31, 1999) and the lowest return for a quarter was -35.02% (quarter ended December 31, 2000).

The year-to-date return as of June 30, 2001 for Institutional Class of Advisor Technology was -14.54%.

Prospectus

Fund Summary - continued

Advisor Telecommunications & Utilities Growth - Institutional Class
Calendar Years	1997	1998	1999	2000
	30.25%	32.72%	44.14%	-27.32%



During the periods shown in the chart for Institutional Class of Advisor Telecommunications & Utilities Growth, the highest return for a quarter was 23.42% (quarter ended March 31, 1998) and the lowest return for a quarter was -17.86% (quarter ended December 31, 2000).

The year-to-date return as of June 30, 2001 for Institutional Class of Advisor Telecommunications & Utilities Growth was -3.17%.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Life of class
Advisor Consumer Industries - Institutional Class	-8.99%	--	16.43%A
S&P 500®	-9.10%	--	19.34%A
Goldman Sachs® Consumer Industries Index	-8.19%	--	14.73%A
Advisor Cyclical Industries - Institutional Class	7.25%	--	14.77%A
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Cyclical Industries Index	-0.19%	--	9.82%A
Advisor Financial Services - Institutional Class	29.62%	--	22.95%A
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Financial Services Index	28.13%	--	23.47%A
Advisor Health Care - Institutional Class	36.55%	--	27.13%A
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Health Care Index	42.75%	--	28.33%A
Advisor Natural Resources - Institutional Class	26.48%	13.35%	14.25%B
S&P 500	-9.10%	18.33%	19.33%B
Goldman Sachs Natural Resources Index	15.79%	--	--
Advisor Technology - Institutional Class	-36.36%	--	26.92%A
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Technology Index	-37.84%	--	28.53%A
Advisor Telecommunications & Utilities Growth - Institutional Class	-27.32%	--	18.53%A
S&P 500	-9.10%	--	19.34%A
Goldman Sachs Utilities Index	-19.63%	--	16.28%A

A From September 3, 1996.

B From July 3, 1995.

Prospectus

Fund Summary - continued

If FMR had not reimbursed certain class expenses during these periods, each fund's Institutional Class returns would have been lower.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of common stocks.

Goldman Sachs® Consumer Industries Index is a market capitalization-weighted index of 284 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 248 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 247 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 112 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 109 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 214 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 130 stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of a fund. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)A	1.00%

A A redemption fee may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in the class's net asset value per share (NAV).

Annual class operating expenses (paid from class assets)

Institutional Class
Advisor Biotechnology	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.01%
	Total annual class operating expensesA	2.59%
Advisor Consumer Industries	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.99%
	Total annual class operating expensesB	1.57%
Advisor Cyclical Industries	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.69%
	Total annual class operating expensesB	2.27%
Advisor Developing Communications	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	5.37%
	Total annual class operating expensesA	5.95%
		Institutional Class
Advisor Electronics	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.58%
	Total annual class operating expensesA	2.16%
Advisor Financial Services	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual class operating expensesB	0.87%
Advisor Health Care	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.33%
	Total annual class operating expensesB	0.91%
Advisor Natural Resources	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.30%
	Total annual class operating expensesB	0.88%
Advisor Technology	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.28%
	Total annual class operating expensesB	0.86%
Advisor Telecommunications & Utilities Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.27%
	Total annual class operating expensesB	0.85%

A Effective December 27, 2000, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

B Effective December 1, 1998, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses are shown in the table below.

Prospectus

Fund Summary - continued

Total Operating Expenses
Advisor Biotechnology - Institutional Class	1.24%A
Advisor Consumer Industries - Institutional Class	1.24%A
Advisor Cyclical Industries - Institutional Class	1.24%A
Advisor Developing Communications - Institutional Class	1.20%A
Advisor Electronics - Institutional Class	1.24%A
Advisor Financial Services - Institutional Class	0.84%
Advisor Health Care - Institutional Class	0.89%
Advisor Natural Resources - Institutional Class	0.84%
Advisor Technology - Institutional Class	0.84%
Advisor Telecommunications & Utilities Growth - Institutional Class	0.80%

A After reimbursement.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
Advisor Biotechnology	1 year	$ 262
	3 years	$ 805
	5 years	$ 1,375
	10 years	$ 2,925
Advisor Consumer Industries	1 year	$ 160
	3 years	$ 496
	5 years	$ 855
	10 years	$ 1,867
Advisor Cyclical Industries	1 year	$ 230
	3 years	$ 709
	5 years	$ 1,215
	10 years	$ 2,605
Advisor Developing Communications	1 year	$ 592
	3 years	$ 1,760
	5 years	$ 2,905
	10 years	$ 5,675
Advisor Electronics	1 year	$ 219
	3 years	$ 676
	5 years	$ 1,159
	10 years	$ 2,493
Advisor Financial Services	1 year	$ 89
	3 years	$ 278
	5 years	$ 482
	10 years	$ 1,073
Advisor Health Care	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Advisor Natural Resources	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
Advisor Technology	1 year	$ 88
	3 years	$ 274
	5 years	$ 477
	10 years	$ 1,061
Advisor Telecommunications & Utilities Growth	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies involved with applications and developments in areas such as human health care (e.g., cancer, infectious disease, diagnostics, and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties and animal growth hormones); chemicals (e.g., enzymes and toxic waste treatment); medical/surgical (e.g., epidermal growth factor and in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, and enhanced mineral recovery). They may also include companies that manufacture and distribute biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies such as genetic engineering, hybridoma, and recombinant DNA techniques and monoclonal antibodies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports); and companies that provide consumer services such as advertising, lodging, child care, convenience stores, car rentals, and tax preparation help.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voicemail, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

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Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

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Fund Basics - continued

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Biotechnology Fund invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund invests primarily in companies engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

Advisor Developing Communications Fund invests primarily in companies engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund invests primarily in companies providing financial services to consumers and industry.

Advisor Health Care Fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

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Fund Basics - continued

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

Advisor Technology Fund invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Each of Advisor Biotechnology Fund, Advisor Consumer Industries Fund, Advisor Cyclical Industries Fund, Advisor Developing Communications Fund, Advisor Electronics Fund, Advisor Financial Services Fund, Advisor Health Care Fund, Advisor Technology Fund and Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's NAV is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please use the following phone numbers:

  If you are investing through a broker-dealer or insurance representative, 1-800-522-7297
  (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security Act), 403(b) programs, and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees;

6. Insurance company programs for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs, and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business;

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Shareholder Information - continued

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with Fidelity Distributors Corporation (FDC); and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

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Shareholder Information - continued

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity Advisor funds or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Advisor Systematic Investment Program.

Selling Shares

The price to sell one share of Institutional Class is the class's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares or your shares are redeemed for failure to maintain the account minimum after holding them less than 60 days. Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

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Shareholder Information - continued

  Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

To sell shares issued with certificates, call Fidelity for instructions. Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth no longer issue share certificates.

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically	Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Institutional Class account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

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Shareholder Information - continued

However, you should note the following policies and restrictions governing exchanges:

  Although there is no limit on the number of exchanges you may make between the Advisor Focus funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of an Advisor Focus fund to another Advisor fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity Advisor fund.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Institutional Class account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

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Shareholder Information - continued

Other Features. The following other feature is also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your account balance falls below $1,000 for any reason, including solely due to declines in the class's NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Prospectus

Shareholder Information - continued

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2001, FIJ had approximately $22 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

FMRC serves as a sub-adviser for each fund. FMRC is primarily responsible for choosing investments for each fund.

Brian Younger is manager of Advisor Biotechnology. He also manages other Fidelity funds. Since joining Fidelity in April 1998, Mr. Younger has worked as a research analyst and portfolio manager.

John Porter is manager of Advisor Consumer Industries, which he has managed since September 1999. He also manages another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Pratima Abichandani is manager of Advisor Cyclical Industries, which she has managed since December 2000. Since joining Fidelity in 1994, Ms. Abichandani has worked as a research analyst.

Chris Zepf is manager of Advisor Developing Communications, which he has managed since December 2000. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and manager.

Ted Orenstein is manager of Advisor Electronics, which he has managed since December 2000. Since joining Fidelity in 1998, Mr. Orenstein has worked as a research analyst and portfolio manager.

James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Yolanda Strock is the manager of Advisor Health Care, which she has managed since June 2000. She also manages other Fidelity Funds. Since joining Fidelity in 1997, Ms. Strock has worked as an analyst and portfolio manager.

Scott Offen is manager of Advisor Natural Resources, which he has managed since September 1999. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

Chris Zepf is manager of Advisor Technology, which he has managed since June 2001. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and manager.

Tim Cohen is manager of Advisor Telecommunications & Utilities Growth, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2001, the group fee rate was 0.2785% for each fund. The individual fund fee rate is 0.30% for each fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended July 31, 2001, for each fund is shown in the table below.

Prospectus

Fund Services - continued

Total Management Fee
Advisor Biotechnology	0.58%
Advisor Consumer Industries	0.58%
Advisor Cyclical Industries	0.58%
Advisor Developing Communications	0.58%
Advisor Electronics	0.58%
Advisor Financial Services	0.58%
Advisor Health Care	0.58%
Advisor Natural Resources	0.58%
Advisor Technology	0.58%
Advisor Telecommunications & Utilities Growth	0.58%

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Institutional Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

Advisor Biotechnology - Institutional Class

Year ended July 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)
Net realized and unrealized gain (loss)	(2.89)
Total from investment operations	(2.92)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 7.09
Total Return B, C	(29.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 911
Ratio of expenses to average net assets before expense reductions	2.58% A,G
Ratio of expenses to average net assets after voluntary waivers	1.25% A
Ratio of expenses to average net assets after all expense reductions	1.24% A, F
Ratio of net investment income (loss) to average net assets	(.69)% A
Portfolio turnover rate	64% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of sale of Institutional Class shares) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Consumer Industries - Institutional Class

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.18	$ 16.11	$ 15.12	$ 13.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	(.00)	.02	(.03)	(.01)
Net realized and unrealized gain (loss)	.15	(.69)	1.81	3.31	3.59
Total from investment operations	.20	(.69)	1.83	3.28	3.58
Less Distributions
From net realized gain	-	(.20)	(.85)	(1.70)	(.07)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.85)	(1.70)	(.07)
Redemption fees added to paid in capital	-	.02	.01	.03	-
Net asset value, end of period	$ 15.38	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Total Return B, C	1.32%	(4.20)%	13.87%	27.70%	35.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,249	$ 1,449	$ 5,954	$ 4,745	$ 1,333
Ratio of expenses to average net assets before expense reductions	1.57%	1.31%	1.29%	1.78%	5.41% A,G
Ratio of expenses to average net assets after voluntary waivers	1.25%	1.25%	1.26%	1.50%	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.24% F	1.24% F	1.24% F	1.48% F	1.48% A, F
Ratio of net investment income (loss) to average net assets	.33%	.01%	.11%	(.20)%	(.13)% A
Portfolio turnover rate	77%	69%	80%	144%	203% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996, (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Advisor Cyclical Industries - Institutional Class

Years ended July 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 14.28	$ 13.68	$ 13.84	$ 10.00
Income from Investment Operations
Net investment income D	.08	.06	.04	.01 E	.03
Net realized and unrealized gain (loss)	2.05	(.36)	1.25	.75	3.91
Total from investment operations	2.13	(.30)	1.29	.76	3.94
Less Distributions
From net investment income	(.07)	-	-	-	(.02)
From net realized gain	(.40)	(.29)	(.70)	(.95)	(.08)
Total distributions	(.47)	(.29)	(.70)	(.95)	(.10)
Redemption fees added to paid in capital	.01	.01	.01	.03	-
Net asset value, end of period	$ 15.37	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Total Return B, C	15.95%	(2.04)%	11.15%	6.32%	39.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751	$ 1,706	$ 3,377	$ 1,360	$ 1,756
Ratio of expenses to average net assets before expense reductions	2.27%	2.50%	3.12%	3.53%	3.16% A, H
Ratio of expenses to average net assets after voluntary waivers	1.25%	1.25%	1.31%	1.50%	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.24% G	1.24% G	1.29% G	1.50%	1.48% A, G
Ratio of net investment income to average net assets	.53%	.43%	.31%	.04%	.25% A
Portfolio turnover rate	78%	111%	115%	100%	155% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of investment income per share.

F For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Developing Communications - Institutional Class

Year ended July 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)
Net realized and unrealized gain (loss)	(1.56)
Total from investment operations	(1.59)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 8.42
Total Return B, C	(15.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 283
Ratio of expenses to average net assets before expense reductions	5.95% A,G
Ratio of expenses to average net assets after voluntary waivers	1.25% A
Ratio of expenses to average net assets after all expense reductions	1.20% A, F
Ratio of net investment income (loss) to average net assets	(.49)% A
Portfolio turnover rate	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Advisor Electronics - Institutional Class

Year ended July 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.37)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 9.64
Total Return B, C	(3.60)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 622
Ratio of expenses to average net assets before expense reductions	2.16% A,G
Ratio of expenses to average net assets after voluntary waivers	1.25% A
Ratio of expenses to average net assets after all expense reductions	1.24% A, F
Ratio of net investment income (loss) to average net assets	(.52)% A
Portfolio turnover rate	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Financial Services - Institutional Class

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.39	$ 17.60	$ 18.80	$ 15.14	$ 10.00
Income from Investment Operations
Net investment income D	.22	.21	.18	.14	.10
Net realized and unrealized gain (loss)	2.22	.72	(.30)	3.79	5.06
Total from investment operations	2.44	.93	(.12)	3.93	5.16
Less Distributions
From net investment income	(.24)	(.15)	(.08)	(.05)	(.02)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.24)	(.15)	(1.09)	(.28)	(.03)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 20.59	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Total Return B, C	13.29%	5.40%	1.12%	26.39%	51.78%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,966	$ 9,749	$ 11,956	$ 5,270	$ 3,758
Ratio of expenses to average net assets before expense reductions	.87%	.90%	.93%	1.14%	2.63% A, G
Ratio of expenses to average net assets after voluntary waivers	.87%	.90%	.93%	1.14%	1.50% A
Ratio of expenses to average net assets after all expense reductions	.84% F	.87% F	.92% F	1.13% F	1.47% A, F
Ratio of net investment income to average net assets	1.10%	1.27%	1.04%	.81%	.85% A
Portfolio turnover rate	110%	73%	38%	54%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31,1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Advisor Health Care - Institutional Class

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.13	$ 18.59	$ 16.73	$ 14.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.07	.05	.03	.01
Net realized and unrealized gain (loss)	(.50)	3.90	2.21	3.47	4.11
Total from investment operations	(.43)	3.97	2.26	3.50	4.12
Less Distributions
From net investment income	-	(.03)	-	-	-
From net realized gain	(1.12)	(.41)	(.41)	(.90)	-
Total distributions	(1.12)	(.44)	(.41)	(.90)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.58	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Total Return B, C	(2.21)%	21.77%	14.17%	26.70%	41.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 45,200	$ 40,320	$ 33,540	$ 10,424	$ 6,875
Ratio of expenses to average net assets before expense reductions	.91%	.93%	.97%	1.07%	2.38% A,G
Ratio of expenses to average net assets after voluntary waivers	.91%	.93%	.97%	1.07%	1.50% A
Ratio of expenses to average net assets after all expense reductions	.89% F	.92% F	.95% F	1.04% F	1.49% A, F
Ratio of net investment income to average net assets	.33%	.33%	.28%	.17%	.08% A
Portfolio turnover rate	71%	51%	98%	85%	67% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Natural Resources - Institutional Class

Years ended July 31,	2001	2000	1999	1998	1997 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27
Income from Investment Operations
Net investment income D	.28	.19	.14	.13	.04	.04
Net realized and unrealized gain (loss)	2.37	2.07	3.76	(3.35)	2.85	6.55
Total from investment operations	2.65	2.26	3.90	(3.22)	2.89	6.59
Less Distributions
From net investment income	(.27)	(.13)	(.07)	(.09)	(.05)	-
In excess of net investment income	-	-	-	-	(.02)	-
From net realized gain	-	-	(.71)	(3.97)	(1.57)	(.69)
Total distributions	(.27)	(.13)	(.78)	(4.06)	(1.64)	(.69)
Redemption fees added to paid in capital	.01	.02	.01	.01	-	-
Net asset value, end of period	$ 26.82	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17
Total Return B, C	10.90%	10.31%	21.95%	(14.29)%	11.95%	35.13%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,960	$ 3,470	$ 4,505	$ 3,922	$ 10,042	$ 9,860
Ratio of expenses to average net assets	.88%	.86%	.87%	.95%	1.08% A	1.44%
Ratio of expenses to average net assets after all expense reductions	.84% G	.82% G	.82% G	.91% G	1.06% A, G	1.39% G
Ratio of net investment income to average net assets	1.04%	.82%	.78%	.55%	.24% A	.17%
Portfolio turnover rate	130%	90%	99%	97%	116% A	137%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Advisor Technology - Institutional Class

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 36.43	$ 25.05	$ 14.89	$ 15.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.08)	(.09)	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	(16.78)	13.08	10.19	.55	6.12
Total from investment operations	(16.86)	12.99	10.15	.51	6.06
Less Distributions
From net realized gain	(1.67)	(1.62)	-	(1.15)	(.09)
In excess of net realized gain	-	-	-	(.46)	-
Total distributions	(1.67)	(1.62)	-	(1.61)	(.09)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 17.90	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Total Return B, C	(48.67)%	54.16%	68.23%	4.26%	60.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,084	$ 63,957	$ 32,722	$ 7,060	$ 3,598
Ratio of expenses to average net assets before expense reductions	.86%	.87%	.98%	1.10%	3.21% A, G
Ratio of expenses to average net assets after voluntary waivers	.86%	.87%	.98%	1.10%	1.50% A
Ratio of expenses to average net assets after all expense reductions	.84% F	.87%	.97% F	1.07% F	1.44% A, F
Ratio of net investment income (loss) to average net assets	(.31)%	(.26)%	(.17)%	(.30)%	(.50)% A
Portfolio turnover rate	181%	125%	170%	348%	517% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

Appendix - continued

Advisor Telecommunications & Utilities - Institutional Class

Years ended July 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.19	$ 20.38	$ 16.02	$ 13.09	$ 10.00
Income from Investment Operations
Net investment income D	.12	.60 G	.11	.04	.14
Net realized and unrealized gain (loss)	(5.44)	1.29	5.46	4.17	3.10
Total from investment operations	(5.32)	1.89	5.57	4.21	3.24
Less Distributions
From net investment income	(.30)	(.08)	-	(.07)	(.04)
From net realized gain	(.26)	(1.01)	(1.22)	(1.22)	(.11)
Total distributions	(.56)	(1.09)	(1.22)	(1.29)	(.15)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 15.31	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Total Return B, C	(25.78)%	9.93%	39.31%	34.36%	32.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,945	$ 19,064	$ 6,963	$ 3,430	$ 2,246
Ratio of expenses to average net assets before expense reductions	.85%	.88%	1.02%	1.46%	4.40% A,H
Ratio of expenses to average net assets after voluntary waivers	.85%	.88%	1.02%	1.46%	1.50% A
Ratio of expenses to average net assets after all expense reductions	.80% F	.85% F	.99% F	1.43% F	1.50% A
Ratio of net investment income to average net assets	.72%	2.71%	.63%	.30%	1.29% A
Portfolio turnover rate	220%	172%	149%	151%	13% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3010

Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments & (Pyramid) Design, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.705177.104 AFOCI-pro-0901

FIDELITY ADVISOR FOCUS FUNDS®

FIDELITY® ADVISOR BIOTECHNOLOGY FUND,
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND,
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND,
FIDELITY ADVISOR DEVELOPING COMMUNICATIONS FUND,
FIDELITY ADVISOR ELECTRONICS FUND,
FIDELITY ADVISOR FINANCIAL SERVICES FUND,
FIDELITY ADVISOR HEALTH CARE FUND,
FIDELITY ADVISOR NATURAL RESOURCES FUND,
FIDELITY ADVISOR TECHNOLOGY FUND, AND
FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH FUND
Funds of Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 24, 2001

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus, dated September 24, 2001, or an annual report, please call Fidelity at 1-888-622-3175.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Performance	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Appendix	<Click Here>

AFOC/AFOCI-ptb-0901
1.473507.104

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

Investment Limitations of Advisor Biotechnology

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Consumer Industries

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the consumer industries sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Cyclical Industries

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the cyclical industries sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Developing Communications

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Electronics

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Financial Services

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (5), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity. For Advisor Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Health Care

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Natural Resources

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activity of the industries in the natural resources sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or

(6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(7) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

(8) The fund is authorized to invest up to 50% of its assets in physical commodities.

The following limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Technology

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investment in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the technology sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of Advisor Telecommunications & Utilities Growth

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investment in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the utilities sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements or to acquisitions of loans, loan participations or other forms of debt instruments.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Advisor Financial Services Fund. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies Fidelity Management & Research Company (FMR) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

Central Money Market Funds are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of each fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For Advisor Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

Futures and Options. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Limitations on Futures and Options Transactions. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Advisor Natural Resources may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The fund will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's<M®>® (S&P), or Fitch Inc., or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any commissions; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services, including research, provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.

Securities may be purchased from underwriters at prices that include underwriting fees.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive commissions for their services.

Each fund may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether commissions are reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of commissions or otherwise.

Brokers or dealers that execute transactions for a fund on an agency basis may receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher commissions, FMR will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS) and Fidelity Brokerage Services (Japan) LLC (FBSJ), provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR may also place trades with REDIBook ECN LLC (REDIBook), an electronic communication network (ECN) in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to August 28, 2000, FMR placed trades with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to brokers or dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended July 31, 2001 and 2000, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

Turnover Rates	2001	2000
Advisor Biotechnology	64%*,+	--
Advisor Consumer Industries	77%	69%
Advisor Cyclical Industries	78%	111%
Advisor Developing Communications	644%*,+	--
Advisor Electronics	98%*,+	--
Advisor Financial Services	110%	73%
Advisor Health Care	71%	51%
Advisor Natural Resources	130%	90%
Advisor Technology	181%	125%
Advisor Telecommunications & Utilities Growth	220%	172%

* Annualized.

+ Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics commenced operations on December 27, 2000.

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. The following tables show the brokerage commissions paid by each fund. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year.

The following table shows the total amount of brokerage commissions paid by each fund.

	Fiscal Year Ended	Total Amount Paid
Advisor Biotechnology	July 31
2001		$ 12,452+
Advisor Consumer Industries	July 31
2001		$ 33,758
2000		$ 34,951
1999		$ 39,783
Advisor Cyclical Industries	July 31
2001		$ 13,989
2000		$ 9,087
1999		$ 12,426
Advisor Developing Communications	July 31
2001		$ 22,873+
Advisor Electronics	July 31
2001		$ 25,761+
Advisor Financial Services	July 31
2001		$ 1,059,388
2000		$ 532,041
1999		$ 178,281
Advisor Health Care	July 31
2001		$ 1,114,249
2000		$ 641,616
1999		$ 789,876
Advisor Natural Resources	July 31
2001		$ 1,042,903
2000		$ 856,382
1999		$ 1,008,405
	Fiscal Year Ended	Total Amount Paid
Advisor Technology	July 31
2001		$ 3,247,956
2000		$ 1,720,397
1999		$ 503,119
Advisor Telecommunications & Utilities Growth	July 31
2001		$ 2,114,636
2000		$ 895,094
1999		$ 221,415

+ Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics commenced operations on December 27, 2000.

The first table below shows the total amount of brokerage commissions paid by each fund to NFS, NFSC, FBSJ, and REDIBook, as applicable, for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFS, NFSC, FBSJ, and REDIBook for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 2001. NFS, NFSC , FBSJ, and REDIBook are paid on a commission basis.

Total Amount Paid
	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
Advisor Biotechnology	July 31
2001		$ 158+	$ 1+	$ 0+	$ 0+
Advisor Consumer Industries	July 31
2001		$ 1,236	$ 7	$ 0	$ 0
2000		--	$ 4,422	$ 0	$ 0
1999		--	$ 5,940	$ 0	$ 0
Advisor Cyclical Industries	July 31
2001		$ 319	$ 38	$ 0	$ 0
2000		--	$ 1,155	$ 0	$ 0
1999		--	$ 2,025	$ 0	$ 0
Advisor Developing Communications	July 31
2001		$ 410+	$ 0+	$ 0+	$ 1+
Advisor Electronics	July 31
2001		$ 295+	$ 0+	$ 0+	$ 0+
Advisor Financial Services	July 31
2001		$ 87,782	$ 5,575	$ 0	$ 0
2000		--	$ 37,725	$ 0	$ 0
1999		--	$ 12,796	$ 0	$ 0
Advisor Health Care	July 31
2001		$ 35,084	$ 3,630	$ 0	$ 0
2000		--	$ 17,511	$ 0	$ 0
1999		--	$ 48,795	$ 0	$ 0
Advisor Natural Resources	July 31
2001		$ 30,074	$ 5,350	$ 0	$ 0
2000		--	$ 31,436	$ 0	$ 0
1999		--	$ 77,714	$ 0	$ 0
Total Amount Paid
	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
Advisor Technology	July 31
2001		$ 371,875	$ 15,243	$ 0	$ 13,587
2000		--	$ 119,674	$ 0	$ 5,145
1999		--	$ 48,057	$ 0	$ 0
Advisor Telecommunications & Utilities Growth	July 31
2001		$ 31,032	$ 2,782	$ 0	$ 2,194
2000		--	$ 1,939	$ 1,905	$ 135
1999		--	$ 11,168	$ 0	$ 0

+ Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics commenced operations on December 27, 2000.

	Fiscal Year Ended 2001	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS	% of Aggregate Commissions Paid to NFSC	% of Aggregate Dollar Amount of Transactions Effected through NFSC	% of Aggregate Commissions Paid to REDIBook	% of Aggregate Dollar Amount of Transactions Effected through REDIBook
Advisor Biotechnology	July 31	1.27%	1.31%	0%	0%	0%	0%
Advisor Consumer Industries(dagger)	July 31	3.66%	4.73%	0.02%	0.02%	0%	0%
Advisor Cyclical Industries	July 31	2.28%	1.95%	0.27%	0.43%	0%	0%
Advisor Developing Communications	July 31	1.79%	1.11%	0%	0%	0%	0%
Advisor Electronics	July 31	1.15%	1.12%	0%	0%	0%	0%
Advisor Financial Services(dagger)	July 31	8.29%	16.43%	0.53%	1.52%	0%	0%
Advisor Health Care(dagger)	July 31	3.15%	5.50%	0.33%	0.92%	0%	0%
Advisor Natural Resources(dagger)	July 31	2.88%	7.07%	0.51%	1.37%	0%	0%
Advisor Technology(dagger)	July 31	11.44%	14.00%	0.47%	1.63%	0.42%	1.80%
Advisor Telecommunications & Utilities Growth(dagger)	July 31	1.47%	3.18%	0.13%	0.29%	0.10%	1.39%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS, NFSC, and REDIBook is a result of the low commission rates charged by NFS, NFSC, and REDIBook.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2001.

	Fiscal Year Ended 2001	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
Advisor Biotechnology	July 31	$ 3,990	$ 4,253,624
Advisor Consumer Industries	July 31	$ 22,700	$ 16,520,443
Advisor Cyclical Industries	July 31	$ 7,033	$ 5,483,096
Advisor Developing Communications	July 31	$ 9,585	$ 5,621,677
Advisor Electronics	July 31	$ 9,428	$ 6,011,471
Advisor Financial Services	July 31	$ 950,616	$ 1,136,853,740
Advisor Health Care	July 31	$ 1,103,151	$ 1,158,435,275
Advisor Natural Resources	July 31	$ 995,205	$ 794,217,761
Advisor Technology	July 31	$ 3,034,173	$ 2,675,452,071
Advisor Telecommunications & Utilities Growth	July 31	$ 1,917,688	$ 1,417,074,284

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's net asset value per share (NAV) is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

Return Calculations. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. After-tax returns reflect the return of a hypothetical investment after payment of federal and/or state taxes using assumed tax rates. After-tax returns may assume that taxes are paid at the time of distribution or once a year or are paid in cash or by selling shares, that shares are held through the entire period, sold on the last day of the period, or sold at a future date, and distributions are reinvested or paid in cash. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a class's maximum sales charge. Excluding a fund's short-term trading fee or a class's sales charge from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Net Asset Value. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

Moving Averages. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week short-term moving averages for each class of each fund are shown in the table below.

Fund	13-Week Short-Term Moving Average	39-Week Short-Term Moving Average
Advisor Biotechnology - Class A*	$ 7.58	--
Advisor Biotechnology - Class T*	$ 7.57	--
Advisor Biotechnology - Class B*	$ 7.55	--
Advisor Biotechnology - Class C*	$ 7.55	--
Advisor Biotechnology - Institutional Class*	$ 7.59	--
Advisor Consumer Industries - Class A*	$ 15.32	$ 15.07
Advisor Consumer Industries - Class T*	$ 15.18	$ 14.94
Advisor Consumer Industries - Class B*	$ 14.86	$ 14.65
Advisor Consumer Industries - Class C*	$ 14.88	$ 14.67
Advisor Consumer Industries - Institutional Class*	$ 15.50	$ 15.23
Advisor Cyclical Industries - Class A*	$ 15.30	$ 14.66
Advisor Cyclical Industries - Class T*	$ 15.23	$ 14.61
Advisor Cyclical Industries - Class B*	$ 14.92	$ 14.33
Advisor Cyclical Industries - Class C*	$ 14.99	$ 14.40
Advisor Cyclical Industries - Institutional Class*	$ 15.51	$ 14.85
Advisor Developing Communications - Class A*	$ 8.80	--
Advisor Developing Communications - Class T*	$ 8.80	--
Advisor Developing Communications - Class B*	$ 8.77	--
Advisor Developing Communications - Class C*	$ 8.77	--
Advisor Developing Communications - Institutional Class*	$ 8.81	--
Advisor Electronics - Class A*	$ 9.91	--
Advisor Electronics - Class T*	$ 9.90	--
Advisor Electronics - Class B*	$ 9.89	--
Advisor Electronics - Class C*	$ 9.88	--
Advisor Electronics - Institutional Class*	$ 9.92	--
Advisor Financial Services - Class A*	$ 20.62	$ 20.41
Advisor Financial Services - Class T*	$ 20.56	$ 20.36
Advisor Financial Services - Class B*	$ 20.26	$ 20.10
Advisor Financial Services - Class C*	$ 20.24	$ 20.07
Advisor Financial Services - Institutional Class*	$ 20.75	$ 20.53
Advisor Health Care - Class A*	$ 20.23	$ 20.93
Advisor Health Care - Class T*	$ 20.04	$ 20.75
Advisor Health Care - Class B*	$ 19.60	$ 20.32
Advisor Health Care - Class C*	$ 19.60	$ 20.32
Advisor Health Care - Institutional Class*	$ 20.39	$ 21.08
Advisor Natural Resources - Class A*	$ 27.41	$ 27.01
Advisor Natural Resources - Class T*	$ 27.73	$ 27.35
Advisor Natural Resources - Class B*	$ 27.03	$ 26.70
Advisor Natural Resources - Class C*	$ 27.14	$ 26.80
Advisor Natural Resources - Institutional Class*	$ 27.80	$ 27.38
Advisor Technology - Class A*	$ 18.87	$ 21.12
Advisor Technology - Class T*	$ 18.70	$ 20.95
Advisor Technology - Class B*	$ 18.31	$ 20.55
Advisor Technology - Class C*	$ 18.35	$ 20.59
Advisor Technology - Institutional Class*	$ 19.01	$ 21.26
Advisor Telecommunications & Utilities Growth - Class A*	$ 15.35	$ 15.75
Advisor Telecommunications & Utilities Growth - Class T*	$ 15.28	$ 15.69
Advisor Telecommunications & Utilities Growth - Class B*	$ 15.03	$ 15.46
Advisor Telecommunications & Utilities Growth - Class C*	$ 15.03	$ 15.45
Advisor Telecommunications & Utilities Growth - Institutional Class*	$ 15.47	$ 15.86

* On July 31, 2001.

Historical Fund Results. The following table shows each class's returns for the fiscal periods ended July 31, 2001.

Class A and Class T have a maximum front-end sales charge of 5.75% and 3.50%, respectively, which is included in the average annual and cumulative returns. Class B and Class C have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns.

Class A, Class T, Class B, and Class C have a 12b-1 fee of 0.25%, 0.50%, 1.00%, and 1.00%, respectively, which is included in the average annual and cumulative returns.

	Average Annual Returns			Cumulative Returns
Fund	One Year	Five Years	Ten Years/ Life of Fund*	One Year	Five Years	Ten Years/ Life of Fund*,+
Advisor Biotechnology - Class A	--	--	--	--	--	-33.18%
Advisor Biotechnology - Class T	--	--	--	--	--	-31.77%
Advisor Biotechnology - Class B	--	--	--	--	--	-33.02%
Advisor Biotechnology - Class C	--	--	--	--	--	-30.20%
Advisor Biotechnology - Institutional Class	--	--	--	--	--	-29.10%
Advisor Consumer Industries - Class A	-4.75%	--	12.54%	-4.75%	--	78.61%
Advisor Consumer Industries - Class T	-2.66%	--	12.75%	-2.66%	--	80.29%
Advisor Consumer Industries - Class B	-4.73%	--	12.80%	-4.73%	--	80.62%
Advisor Consumer Industries - Class C	-0.73%	--	13.06%	-0.73%	--	82.68%
Advisor Consumer Industries - Institutional Class	1.32%	--	14.20%	1.32%	--	91.93%
Advisor Cyclical Industries - Class A	8.65%	--	11.92%	8.65%	--	73.84%
Advisor Cyclical Industries - Class T	11.15%	--	12.24%	11.15%	--	76.30%
Advisor Cyclical Industries - Class B	9.51%	--	12.25%	9.51%	--	76.40%
Advisor Cyclical Industries - Class C	13.78%	--	12.49%	13.78%	--	78.26%
Advisor Cyclical Industries - Institutional Class	15.95%	--	13.65%	15.95%	--	87.44%
Advisor Developing Communications - Class A	--	--	--	--	--	-20.83%
Advisor Developing Communications - Class T	--	--	--	--	--	-18.94%
Advisor Developing Communications - Class B	--	--	--	--	--	-20.48%
Advisor Developing Communications - Class C	--	--	--	--	--	-17.14%
Advisor Developing Communications - Institutional Class	--	--	--	--	--	-15.80%
Advisor Electronics - Class A	--	--	--	--	--	-9.33%
Advisor Electronics - Class T	--	--	--	--	--	-7.17%
Advisor Electronics - Class B	--	--	--	--	--	-8.80%
Advisor Electronics - Class C	--	--	--	--	--	-5.06%
Advisor Electronics - Institutional Class	--	--	--	--	--	-3.60%
Advisor Financial Services - Class A	6.37%	--	16.90%	6.37%	--	115.27%
Advisor Financial Services - Class T	8.69%	--	17.18%	8.69%	--	117.81%
Advisor Financial Services - Class B	7.03%	--	17.27%	7.03%	--	118.67%
Advisor Financial Services - Class C	11.03%	--	17.47%	11.03%	--	120.43%
Advisor Financial Services - Institutional Class	13.29%	--	18.66%	13.29%	--	131.62%
Advisor Health Care - Class A	-8.11%	--	18.11%	-8.11%	--	126.46%
Advisor Health Care - Class T	-6.12%	--	18.38%	-6.12%	--	128.94%
Advisor Health Care - Class B	-7.80%	--	18.44%	-7.80%	--	129.55%
Advisor Health Care - Class C	-4.12%	--	18.63%	-4.12%	--	131.40%
Advisor Health Care - Institutional Class	-2.21%	--	19.84%	-2.21%	--	143.21%
Advisor Natural Resources - Class A	4.20%	8.12%	12.05%	4.20%	47.78%	212.02%
Advisor Natural Resources - Class T	6.46%	8.53%	12.26%	6.46%	50.58%	217.94%
Advisor Natural Resources - Class B	4.72%	8.43%	12.27%	4.72%	49.88%	218.14%
Advisor Natural Resources - Class C	8.76%	8.68%	12.25%	8.76%	51.60%	217.53%
Advisor Natural Resources - Institutional Class	10.90%	9.85%	12.95%	10.90%	59.98%	238.06%
Advisor Technology - Class A	-51.77%	--	16.09%	-51.77%	--	108.08%
Advisor Technology - Class T	-50.75%	--	16.33%	-50.75%	--	110.18%
Advisor Technology - Class B	-51.71%	--	16.38%	-51.71%	--	110.63%
Advisor Technology - Class C	-49.72%	--	16.62%	-49.72%	--	112.70%
Advisor Technology - Institutional Class	-48.67%	--	17.79%	-48.67%	--	123.38%
Advisor Telecommunications & Utilities Growth - Class A	-30.34%	--	13.72%	-30.34%	--	87.98%
Advisor Telecommunications & Utilities Growth - Class T	-28.87%	--	13.98%	-28.87%	--	90.12%
Advisor Telecommunications & Utilities Growth - Class B	-30.24%	--	14.03%	-30.24%	--	90.54%
Advisor Telecommunications & Utilities Growth - Class C	-27.34%	--	14.30%	-27.34%	--	92.75%
Advisor Telecommunications & Utilities Growth - Institutional Class	-25.78%	--	15.47%	-25.78%	--	102.62%

* From September 3, 1996 (commencement of operations) for Advisor Consumer Industries, Advisory Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth.

+ From December 27, 2000 (commencement of operations) for Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics.

Initial offering of Class A of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth took place on September 3, 1996. For Advisor Natural Resources, Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.

Initial offering of Class B of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

Initial offering of Class B of Advisor Natural Resources took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.

Initial offering of Class C of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth took place on November 3, 1997. Class C returns for Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth from March 3, 1997 through November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

Class C returns for Advisor Natural Resources from July 3, 1995 through November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.

Initial offering of Institutional Class of Advisor Natural Resources took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class T's 12b-1 fee had not been reflected, total returns prior to July 3, 1995 would have been higher.

Note: If FMR had not reimbursed certain class expenses during these periods, each fund's Class A, Class T, Class B, Class C, and Institutional Class returns (except for Class T of Advisor Financial Services, Class T and Class C of Advisor Health Care and Advisor Technology) would have been lower.

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial AverageSM  (DJIASM ), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the change in value of a hypothetical $10,000 investment in each class of each fund during the 10-year period ended July 31, 2001, or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

A hypothetical $10,000 investment in Class A of Advisor Biotechnology on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $6,682, including the effect of Class A's maximum sales charge.

ADVISOR BIOTECHNOLOGY - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 6,682	$ 0	$ 0	$ 6,682	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Biotechnology on December 27, 2000, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Biotechnology on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $6,823, including the effect of Class T's maximum sales charge.

ADVISOR BIOTECHNOLOGY - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 6,823	$ 0	$ 0	$ 6,823	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Biotechnology on December 27, 2000, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Biotechnology on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $6,698, including the effect of Class B's maximum CDSC.

ADVISOR BIOTECHNOLOGY - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 6,698	$ 0	$ 0	$ 6,698	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Biotechnology on December 27, 2000, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class C of Advisor Biotechnology on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $6,980, including the effect of Class C's maximum CDSC.

ADVISOR BIOTECHNOLOGY - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 6,980	$ 0	$ 0	$ 6,980	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Biotechnology on December 27, 2000, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Institutional Class of Advisor Biotechnology on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $7,090.

ADVISOR BIOTECHNOLOGY - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 7,090	$ 0	$ 0	$ 7,090	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Biotechnology on December 27, 2000, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Consumer Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $17,861, including the effect of Class A's maximum sales charge.

ADVISOR CONSUMER INDUSTRIES - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,326	$ 25	$ 3,510	$ 17,861	$ 19,858	$ 20,226	$ 11,284
2000	$ 14,175	$ 25	$ 3,473	$ 17,673	$ 23,180	$ 19,891	$ 10,973
1999	$ 15,089	$ 26	$ 3,386	$ 18,501	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,213	$ 25	$ 2,064	$ 16,302	$ 17,695	$ 16,274	$ 10,375
1997*	$ 12,705	$ 12	$ 71	$ 12,788	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Consumer Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,925. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $19 for dividends and $2,677 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Consumer Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $18,029, including the effect of Class T's maximum sales charge.

ADVISOR CONSUMER INDUSTRIES - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,533	$ 0	$ 3,496	$ 18,029	$ 19,858	$ 20,226	$ 11,284
2000	$ 14,407	$ 0	$ 3,466	$ 17,873	$ 23,180	$ 19,891	$ 10,973
1999	$ 15,372	$ 0	$ 3,381	$ 18,753	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,475	$ 0	$ 2,092	$ 16,567	$ 17,695	$ 16,274	$ 10,375
1997*	$ 12,979	$ 0	$ 73	$ 13,052	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Consumer Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,915. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $2,692 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Consumer Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $18,062, including the effect of Class B's maximum CDSC.

ADVISOR CONSUMER INDUSTRIES - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,530	$ 0	$ 3,532	$ 18,062	$ 19,858	$ 20,226	$ 11,284
2000	$ 14,690	$ 0	$ 3,523	$ 18,213	$ 23,180	$ 19,891	$ 10,973
1999	$ 15,760	$ 0	$ 3,451	$ 19,211	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,910	$ 0	$ 2,134	$ 17,044	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,420	$ 0	$ 75	$ 13,495	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Consumer Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,997. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $2,770 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Class C of Advisor Consumer Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $18,268.

ADVISOR CONSUMER INDUSTRIES - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,692	$ 0	$ 3,576	$ 18,268	$ 19,858	$ 20,226	$ 11,284
2000	$ 14,652	$ 0	$ 3,566	$ 18,218	$ 23,180	$ 19,891	$ 10,973
1999	$ 15,718	$ 0	$ 3,497	$ 19,215	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,891	$ 0	$ 2,156	$ 17,047	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,420	$ 0	$ 75	$ 13,495	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Consumer Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,037. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $2,804 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from March 3, 1997 through November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Institutional Class of Advisor Consumer Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $19,193.

ADVISOR CONSUMER INDUSTRIES - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 15,380	$ 40	$ 3,773	$ 19,193	$ 19,858	$ 20,226	$ 11,284
2000	$ 15,180	$ 39	$ 3,724	$ 18,943	$ 23,180	$ 19,891	$ 10,973
1999	$ 16,110	$ 41	$ 3,622	$ 19,773	$ 21,270	$ 19,837	$ 10,598
1998	$ 15,120	$ 39	$ 2,205	$ 17,364	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,510	$ 13	$ 75	$ 13,598	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Consumer Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,126. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $30 for dividends and $2,850 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Cyclical Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $17,384, including the effect of Class A's maximum sales charge.

ADVISOR CYCLICAL INDUSTRIES - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,279	$ 75	$ 3,030	$ 17,384	$ 19,858	$ 20,226	$ 11,284
2000	$ 12,780	$ 22	$ 2,278	$ 15,080	$ 23,180	$ 19,891	$ 10,973
1999	$ 13,318	$ 12	$ 2,079	$ 15,409	$ 21,270	$ 19,837	$ 10,598
1998	$ 12,780	$ 11	$ 1,114	$ 13,905	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,007	$ 12	$ 92	$ 13,111	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Cyclical Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,527. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $57 for dividends and $2,271 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Cyclical Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $17,630, including the effect of Class T's maximum sales charge.

ADVISOR CYCLICAL INDUSTRIES - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,562	$ 26	$ 3,042	$ 17,630	$ 19,858	$ 20,226	$ 11,284
2000	$ 13,008	$ 12	$ 2,286	$ 15,306	$ 23,180	$ 19,891	$ 10,973
1999	$ 13,578	$ 12	$ 2,097	$ 15,687	$ 21,270	$ 19,837	$ 10,598
1998	$ 13,037	$ 12	$ 1,138	$ 14,187	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,288	$ 12	$ 95	$ 13,395	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Cyclical Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,496. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $19 for dividends and $2,287 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Cyclical Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $17,640, including the effect of Class B's maximum CDSC.

ADVISOR CYCLICAL INDUSTRIES - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,570	$ 13	$ 3,057	$ 17,640	$ 19,858	$ 20,226	$ 11,284
2000	$ 13,250	$ 12	$ 2,318	$ 15,580	$ 23,180	$ 19,891	$ 10,973
1999	$ 13,890	$ 12	$ 2,143	$ 16,045	$ 21,270	$ 19,837	$ 10,598
1998	$ 13,400	$ 12	$ 1,174	$ 14,586	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,750	$ 12	$ 99	$ 13,861	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Cyclical Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,528. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $2,330 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Class C of Advisor Cyclical Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $17,826.

ADVISOR CYCLICAL INDUSTRIES - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,781	$ 13	$ 3,032	$ 17,826	$ 19,858	$ 20,226	$ 11,284
2000	$ 13,207	$ 12	$ 2,311	$ 15,530	$ 23,180	$ 19,891	$ 10,973
1999	$ 13,855	$ 12	$ 2,162	$ 16,029	$ 21,270	$ 19,837	$ 10,598
1998	$ 13,396	$ 12	$ 1,172	$ 14,580	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,750	$ 12	$ 99	$ 13,861	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Cyclical Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,496. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $2,304 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from March 3, 1997 through November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Institutional Class of Advisor Cyclical Industries on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $18,744.

ADVISOR CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 15,370	$ 158	$ 3,216	$ 18,744	$ 19,858	$ 20,226	$ 11,284
2000	$ 13,700	$ 59	$ 2,406	$ 16,165	$ 23,180	$ 19,891	$ 10,973
1999	$ 14,280	$ 26	$ 2,195	$ 16,501	$ 21,270	$ 19,837	$ 10,598
1998	$ 13,680	$ 25	$ 1,142	$ 14,847	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,840	$ 25	$ 99	$ 13,964	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Cyclical Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,729. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $120 for dividends and $2,390 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Developing Communications on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $7,917, including the effect of Class A's maximum sales charge.

ADVISOR DEVELOPING COMMUNICATIONS - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 7,917	$ 0	$ 0	$ 7,917	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Developing Communications on December 27, 2000, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Developing Communications on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $8,106, including the effect of Class T's maximum sales charge.

ADVISOR DEVELOPING COMMUNICATIONS - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 8,106	$ 0	$ 0	$ 8,106	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Developing Communications on December 27, 2000, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Developing Communications on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $7,952, including the effect of Class B's maximum CDSC.

ADVISOR DEVELOPING COMMUNICATIONS - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 7,952	$ 0	$ 0	$ 7,952	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Developing Communications on December 27, 2000, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class C of Advisor Developing Communications on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $8,286, including the effect of Class C's maximum CDSC.

ADVISOR DEVELOPING COMMUNICATIONS - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 8,286	$ 0	$ 0	$ 8,286	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Developing Communications on December 27, 2000, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Institutional Class of Advisor Developing Communications on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $8,420.

ADVISOR DEVELOPING COMMUNICATIONS - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 8,420	$ 0	$ 0	$ 8,420	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Developing Communications on December 27, 2000, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Electronics on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $9,067, including the effect of Class A's maximum sales charge.

ADVISOR ELECTRONICS - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,067	$ 0	$ 0	$ 9,067	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Electronics on December 27, 2000, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Electronics on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $9,283, including the effect of Class T's maximum sales charge.

ADVISOR ELECTRONICS - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,283	$ 0	$ 0	$ 9,283	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Electronics on December 27, 2000, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Electronics on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $9,120, including the effect of Class B's maximum CDSC.

ADVISOR ELECTRONICS - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,120	$ 0	$ 0	$ 9,120	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Electronics on December 27, 2000, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class C of Advisor Electronics on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $9,494, including the effect of Class C's maximum CDSC.

ADVISOR ELECTRONICS - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,494	$ 0	$ 0	$ 9,494	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Electronics on December 27, 2000, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Institutional Class of Advisor Electronics on December 27, 2000 (commencement of operations) would have been valued on July 31, 2001 at $9,640.

ADVISOR ELECTRONICS - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,640	$ 0	$ 0	$ 9,640	$ 9,179	$ 9,841	$ 10,201

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Electronics on December 27, 2000, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Financial Services on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $21,527, including the effect of Class A's maximum sales charge.

ADVISOR FINANCIAL SERVICES - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,274	$ 476	$ 1,777	$ 21,527	$ 19,858	$ 20,226	$ 11,284
2000	$ 17,238	$ 246	$ 1,590	$ 19,074	$ 23,180	$ 19,891	$ 10,973
1999	$ 16,484	$ 140	$ 1,520	$ 18,144	$ 21,270	$ 19,837	$ 10,598
1998	$ 17,662	$ 84	$ 274	$ 18,020	$ 17,695	$ 16,274	$ 10,375
1997*	$ 14,241	$ 12	$ 12	$ 14,265	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Financial Services on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,614. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $377 for dividends and $1,188 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Financial Services on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $21,781, including the effect of Class T's maximum sales charge.

ADVISOR FINANCIAL SERVICES - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,667	$ 300	$ 1,814	$ 21,781	$ 19,858	$ 20,226	$ 11,284
2000	$ 17,573	$ 143	$ 1,622	$ 19,338	$ 23,180	$ 19,891	$ 10,973
1999	$ 16,810	$ 83	$ 1,552	$ 18,445	$ 21,270	$ 19,837	$ 10,598
1998	$ 18,007	$ 62	$ 279	$ 18,348	$ 17,695	$ 16,274	$ 10,375
1997*	$ 14,543	$ 12	$ 12	$ 14,567	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Financial Services on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,495. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $241 for dividends and $1,216 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Financial Services on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $21,867, including the effect of Class B's maximum CDSC.

ADVISOR FINANCIAL SERVICES - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,880	$ 120	$ 1,867	$ 21,867	$ 19,858	$ 20,226	$ 11,284
2000	$ 17,950	$ 77	$ 1,670	$ 19,697	$ 23,180	$ 19,891	$ 10,973
1999	$ 17,210	$ 74	$ 1,601	$ 18,885	$ 21,270	$ 19,837	$ 10,598
1998	$ 18,520	$ 66	$ 289	$ 18,875	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,040	$ 13	$ 12	$ 15,065	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Financial Services on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,374. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $90 for dividends and $1,260 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Class C of Advisor Financial Services on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $22,043.

ADVISOR FINANCIAL SERVICES - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,971	$ 217	$ 1,855	$ 22,043	$ 19,858	$ 20,226	$ 11,284
2000	$ 17,889	$ 125	$ 1,663	$ 19,677	$ 23,180	$ 19,891	$ 10,973
1999	$ 17,172	$ 98	$ 1,596	$ 18,866	$ 21,270	$ 19,837	$ 10,598
1998	$ 18,487	$ 77	$ 288	$ 18,852	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,040	$ 13	$ 12	$ 15,065	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Financial Services on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,455. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $169 for dividends and $1,255 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from March 3, 1997 through November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Institutional Class of Advisor Financial Services on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $23,162.

ADVISOR FINANCIAL SERVICES - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 20,590	$ 678	$ 1,894	$ 23,162	$ 19,858	$ 20,226	$ 11,284
2000	$ 18,390	$ 364	$ 1,692	$ 20,446	$ 23,180	$ 19,891	$ 10,973
1999	$ 17,600	$ 179	$ 1,619	$ 19,398	$ 21,270	$ 19,837	$ 10,598
1998	$ 18,800	$ 92	$ 291	$ 19,183	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,140	$ 26	$ 12	$ 15,178	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Financial Services on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,856. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $530 for dividends and $1,260 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Health Care on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $22,646, including the effect of Class A's maximum sales charge.

ADVISOR HEALTH CARE - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,236	$ 0	$ 3,410	$ 22,646	$ 19,858	$ 20,226	$ 11,284
2000	$ 20,754	$ 0	$ 2,473	$ 23,227	$ 23,180	$ 19,891	$ 10,973
1999	$ 17,455	$ 0	$ 1,672	$ 19,127	$ 21,270	$ 19,837	$ 10,598
1998	$ 15,740	$ 0	$ 1,067	$ 16,807	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,289	$ 0	$ 0	$ 13,289	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Health Care on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,850. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $2,639 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Health Care on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $22,894, including the effect of Class T's maximum sales charge.

ADVISOR HEALTH CARE - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,512	$ 0	$ 3,382	$ 22,894	$ 19,858	$ 20,226	$ 11,284
2000	$ 21,105	$ 0	$ 2,428	$ 23,533	$ 23,180	$ 19,891	$ 10,973
1999	$ 17,756	$ 0	$ 1,667	$ 19,423	$ 21,270	$ 19,837	$ 10,598
1998	$ 16,029	$ 0	$ 1,077	$ 17,106	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,558	$ 0	$ 0	$ 13,558	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Health Care on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,840. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $2,634 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Health Care on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $22,955, including the effect of Class B's maximum CDSC.

ADVISOR HEALTH CARE - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2000	$ 19,560	$ 0	$ 3,395	$ 22,955	$ 19,858	$ 20,226	$ 11,284
2001	$ 21,500	$ 0	$ 2,420	$ 23,920	$ 23,180	$ 19,891	$ 10,973
1999	$ 18,160	$ 0	$ 1,686	$ 19,846	$ 21,270	$ 19,837	$ 10,598
1998	$ 16,470	$ 0	$ 1,099	$ 17,569	$ 17,695	$ 16,274	$ 10,375
1997*	$ 14,010	$ 0	$ 0	$ 14,010	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Health Care on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,887. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $2,680 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Class C of Advisor Health Care on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $23,140.

ADVISOR HEALTH CARE - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,646	$ 0	$ 3,494	$ 23,140	$ 19,858	$ 20,226	$ 11,284
2000	$ 21,376	$ 0	$ 2,530	$ 23,906	$ 23,180	$ 19,891	$ 10,973
1999	$ 18,065	$ 0	$ 1,759	$ 19,824	$ 21,270	$ 19,837	$ 10,598
1998	$ 16,395	$ 0	$ 1,143	$ 17,538	$ 17,695	$ 16,274	$ 10,375
1997*	$ 14,010	$ 0	$ 0	$ 14,010	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Health Care on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,965. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $2,746 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Institutional Class of Advisor Health Care on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $24,321.

ADVISOR HEALTH CARE - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 20,580	$ 35	$ 3,706	$ 24,321	$ 19,858	$ 20,226	$ 11,284
2000	$ 22,130	$ 38	$ 2,703	$ 24,871	$ 23,180	$ 19,891	$ 10,973
1999	$ 18,590	$ 0	$ 1,835	$ 20,425	$ 21,270	$ 19,837	$ 10,598
1998	$ 16,730	$ 0	$ 1,159	$ 17,889	$ 17,695	$ 16,274	$ 10,375
1997*	$ 14,120	$ 0	$ 0	$ 14,120	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Health Care on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,106. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $30 for dividends and $2,840 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Natural Resources on August 1, 1991 would have been valued on July 31, 2001 at $31,202, including the effect of Class A's maximum sales charge.

ADVISOR NATURAL RESOURCES - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 17,799	$ 566	$ 12,837	$ 31,202	$ 38,618	$ 43,302	$ 13,032
2000	$ 16,216	$ 310	$ 11,695	$ 28,221	$ 45,077	$ 42,586	$ 12,673
1999	$ 14,808	$ 188	$ 10,679	$ 25,675	$ 41,365	$ 42,470	$ 12,239
1998	$ 12,760	$ 96	$ 8,279	$ 21,135	$ 34,412	$ 34,842	$ 11,982
1997	$ 17,624	$ 132	$ 6,995	$ 24,751	$ 28,849	$ 31,719	$ 11,784
1996	$ 15,158	$ 0	$ 4,741	$ 19,899	$ 18,962	$ 20,916	$ 11,527
1995	$ 13,225	$ 0	$ 3,555	$ 16,780	$ 16,267	$ 17,423	$ 11,197
1994	$ 11,513	$ 0	$ 2,863	$ 14,376	$ 12,899	$ 13,572	$ 10,896
1993	$ 10,779	$ 0	$ 2,145	$ 12,924	$ 12,267	$ 12,417	$ 10,602
1992	$ 9,600	$ 0	$ 742	$ 10,342	$ 11,280	$ 11,559	$ 10,316

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Natural Resources on August 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,553. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $310 for dividends and $6,872 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class A took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.

A hypothetical $10,000 investment in Class T of Advisor Natural Resources on August 1, 1991 would have been valued on July 31, 2001 at $31,794, including the effect of Class T's maximum sales charge.

ADVISOR NATURAL RESOURCES - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 18,438	$ 209	$ 13,147	$ 31,794	$ 38,618	$ 43,302	$ 13,032
2000	$ 16,796	$ 48	$ 11,976	$ 28,820	$ 45,077	$ 42,586	$ 12,673
1999	$ 15,320	$ 32	$ 10,923	$ 26,275	$ 41,365	$ 42,470	$ 12,239
1998	$ 13,182	$ 14	$ 8,464	$ 21,660	$ 34,412	$ 34,842	$ 11,982
1997	$ 18,169	$ 19	$ 7,203	$ 25,391	$ 28,849	$ 31,719	$ 11,784
1996	$ 15,520	$ 0	$ 4,854	$ 20,374	$ 18,962	$ 20,916	$ 11,527
1995	$ 13,540	$ 0	$ 3,641	$ 17,181	$ 16,267	$ 17,423	$ 11,197
1994	$ 11,788	$ 0	$ 2,931	$ 14,719	$ 12,899	$ 13,572	$ 10,896
1993	$ 11,036	$ 0	$ 2,196	$ 13,232	$ 12,267	$ 12,417	$ 10,602
1992	$ 9,829	$ 0	$ 760	$ 10,589	$ 11,280	$ 11,559	$ 10,316

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Natural Resources on August 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,399. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $117 for dividends and $7,008 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Natural Resources on August 1, 1991 would have been valued on July 31, 2001 at $31,814.

ADVISOR NATURAL RESOURCES - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 18,613	$ 50	$ 13,151	$ 31,814	$ 38,618	$ 43,302	$ 13,032
2000	$ 16,991	$ 0	$ 12,005	$ 28,994	$ 45,077	$ 42,586	$ 12,673
1999	$ 15,568	$ 0	$ 10,999	$ 26,567	$ 41,365	$ 42,470	$ 12,239
1998	$ 13,445	$ 0	$ 8,590	$ 22,035	$ 34,412	$ 34,842	$ 11,982
1997	$ 18,578	$ 0	$ 7,382	$ 25,960	$ 28,849	$ 31,719	$ 11,784
1996	$ 15,954	$ 0	$ 4,992	$ 20,946	$ 18,962	$ 20,916	$ 11,527
1995	$ 14,024	$ 0	$ 3,771	$ 17,795	$ 16,267	$ 17,423	$ 11,197
1994	$ 12,216	$ 0	$ 3,037	$ 15,253	$ 12,899	$ 13,572	$ 10,896
1993	$ 11,437	$ 0	$ 2,275	$ 13,712	$ 12,267	$ 12,417	$ 10,602
1992	$ 10,186	$ 0	$ 787	$ 10,973	$ 11,280	$ 11,559	$ 10,316

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Natural Resources on August 1, 1991, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,421. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $29 for dividends and $7,155 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.

A hypothetical $10,000 investment in Class C of Advisor Natural Resources on August 1, 1991 would have been valued on July 31, 2001 at $31,753.

ADVISOR NATURAL RESOURCES - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 18,439	$ 152	$ 13,162	$ 31,753	$ 38,618	$ 43,302	$ 13,032
2000	$ 16,838	$ 71	$ 12,021	$ 28,930	$ 45,077	$ 42,586	$ 12,673
1999	$ 15,456	$ 16	$ 11,033	$ 26,505	$ 41,365	$ 42,470	$ 12,239
1998	$ 13,369	$ 0	$ 8,588	$ 21,957	$ 34,412	$ 34,842	$ 11,982
1997	$ 18,578	$ 0	$ 7,382	$ 25,960	$ 28,849	$ 31,719	$ 11,784
1996	$ 15,954	$ 0	$ 4,992	$ 20,946	$ 18,962	$ 20,916	$ 11,527
1995	$ 14,024	$ 0	$ 3,771	$ 17,795	$ 16,267	$ 17,423	$ 11,197
1994	$ 12,216	$ 0	$ 3,037	$ 15,253	$ 12,899	$ 13,572	$ 10,896
1993	$ 11,437	$ 0	$ 2,275	$ 13,712	$ 12,267	$ 12,417	$ 10,602
1992	$ 10,186	$ 0	$ 787	$ 10,973	$ 11,280	$ 11,559	$ 10,316

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Natural Resources on August 1, 1991, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,590. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $78 for dividends and $7,208 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from July 3, 1995 through November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.

A hypothetical $10,000 investment in Institutional Class of Advisor Natural Resources on August 1, 1991 would have been valued on July 31, 2001 at $33,806.

ADVISOR NATURAL RESOURCES - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 19,171	$ 881	$ 13,754	$ 33,806	$ 38,618	$ 43,302	$ 13,032
2000	$ 17,462	$ 492	$ 12,529	$ 30,483	$ 45,077	$ 42,586	$ 12,673
1999	$ 15,926	$ 283	$ 11,426	$ 27,635	$ 41,365	$ 42,470	$ 12,239
1998	$ 13,688	$ 131	$ 8,842	$ 22,661	$ 34,412	$ 34,842	$ 11,982
1997	$ 18,885	$ 70	$ 7,484	$ 26,439	$ 28,849	$ 31,719	$ 11,784
1996	$ 16,097	$ 0	$ 5,034	$ 21,131	$ 18,962	$ 20,916	$ 11,527
1995	$ 14,039	$ 0	$ 3,774	$ 17,813	$ 16,267	$ 17,423	$ 11,197
1994	$ 12,216	$ 0	$ 3,037	$ 15,253	$ 12,899	$ 13,572	$ 10,896
1993	$ 11,437	$ 0	$ 2,275	$ 13,712	$ 12,267	$ 12,417	$ 10,602
1992	$ 10,186	$ 0	$ 787	$ 10,973	$ 11,280	$ 11,559	$ 10,316

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Natural Resources on August 1, 1991, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,361. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $457 for dividends and $7,298 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Institutional Class took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 0.65% 12b-1 fee. If Class T's 12b-1 fee had not been reflected, total returns prior to July 3, 1995 would have been higher.

A hypothetical $10,000 investment in Class A of Advisor Technology on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $20,808 including the effect of Class A's maximum sales charge.

ADVISOR TECHNOLOGY - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 16,739	$ 0	$ 4,069	$ 20,808	$ 19,858	$ 20,226	$ 11,284
2000	$ 34,147	$ 0	$ 6,519	$ 40,666	$ 23,180	$ 19,891	$ 10,973
1999	$ 23,515	$ 0	$ 2,934	$ 26,449	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,024	$ 0	$ 1,750	$ 15,774	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,042	$ 0	$ 96	$ 15,138	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Technology on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,141. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $4,599 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Technology on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $21,018, including the effect of Class T's maximum sales charge.

ADVISOR TECHNOLOGY - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 16,974	$ 0	$ 4,044	$ 21,018	$ 19,858	$ 20,226	$ 11,284
2000	$ 34,692	$ 0	$ 6,491	$ 41,183	$ 23,180	$ 19,891	$ 10,973
1999	$ 23,893	$ 0	$ 2,952	$ 26,845	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,282	$ 0	$ 1,764	$ 16,046	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,353	$ 0	$ 98	$ 15,451	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Technology on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,113. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $4,584 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Technology on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $21,063, including the effect of Class B's maximum CDSC.

ADVISOR TECHNOLOGY - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 17,010	$ 0	$ 4,053	$ 21,063	$ 19,858	$ 20,226	$ 11,284
2000	$ 35,330	$ 0	$ 6,589	$ 41,919	$ 23,180	$ 19,891	$ 10,973
1999	$ 24,440	$ 0	$ 3,036	$ 27,476	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,680	$ 0	$ 1,823	$ 16,503	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,880	$ 0	$ 101	$ 15,981	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Technology on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,132. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $4,610 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Class C of Advisor Technology on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $21,270.

ADVISOR TECHNOLOGY - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 17,178	$ 0	$ 4,092	$ 21,270	$ 19,858	$ 20,226	$ 11,284
2000	$ 35,241	$ 0	$ 6,659	$ 41,900	$ 23,180	$ 19,891	$ 10,973
1999	$ 24,387	$ 0	$ 3,069	$ 27,456	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,638	$ 0	$ 1,843	$ 16,481	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,880	$ 0	$ 101	$ 15,981	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Technology on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,176. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $4,645 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Institutional Class of Advisor Technology on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $22,338.

ADVISOR TECHNOLOGY - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 17,900	$ 0	$ 4,438	$ 22,338	$ 19,858	$ 20,226	$ 11,284
2000	$ 36,430	$ 0	$ 7,089	$ 43,519	$ 23,180	$ 19,891	$ 10,973
1999	$ 25,050	$ 0	$ 3,180	$ 28,230	$ 21,270	$ 19,837	$ 10,598
1998	$ 14,890	$ 0	$ 1,890	$ 16,780	$ 17,695	$ 16,274	$ 10,375
1997*	$ 15,980	$ 0	$ 115	$ 16,095	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Technology on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,591. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $4,990 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class A of Advisor Telecommunications & Utilities Growth on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $18,798, including the effect of Class A's maximum sales charge.

ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH - CLASS A					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,307	$ 389	$ 4,102	$ 18,798	$ 19,858	$ 20,226	$ 11,284
2000	$ 19,868	$ 192	$ 5,373	$ 25,433	$ 23,180	$ 19,891	$ 10,973
1999	$ 19,142	$ 127	$ 3,938	$ 23,207	$ 21,270	$ 19,837	$ 10,598
1998	$ 15,080	$ 100	$ 1,536	$ 16,716	$ 17,695	$ 16,274	$ 10,375
1997*	$ 12,318	$ 34	$ 123	$ 12,475	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Telecommunications & Utilities Growth on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,481. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $386 for dividends and $3,563 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class T of Advisor Telecommunications & Utilities Growth on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $19,012, including the effect of Class T's maximum sales charge.

ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH - CLASS T					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,581	$ 310	$ 4,121	$ 19,012	$ 19,858	$ 20,226	$ 11,284
2000	$ 20,275	$ 115	$ 5,402	$ 25,792	$ 23,180	$ 19,891	$ 10,973
1999	$ 19,522	$ 99	$ 3,954	$ 23,575	$ 21,270	$ 19,837	$ 10,598
1998	$ 15,392	$ 78	$ 1,557	$ 17,027	$ 17,695	$ 16,274	$ 10,375
1997*	$ 12,574	$ 34	$ 126	$ 12,734	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Telecommunications & Utilities Growth on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,416. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $309 for dividends and $3,599 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

A hypothetical $10,000 investment in Class B of Advisor Telecommunications & Utilities Growth on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $19,054, including the effect of Class B's maximum CDSC.

ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH - CLASS B					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,650	$ 283	$ 4,121	$ 19,054	$ 19,858	$ 20,226	$ 11,284
2000	$ 20,720	$ 122	$ 5,411	$ 26,253	$ 23,180	$ 19,891	$ 10,973
1999	$ 20,020	$ 118	$ 3,997	$ 24,135	$ 21,270	$ 19,837	$ 10,598
1998	$ 15,830	$ 93	$ 1,597	$ 17,520	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,010	$ 35	$ 130	$ 13,175	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Telecommunications & Utilities Growth on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,401. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $280 for dividends and $3,630 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Class C of Advisor Telecommunications & Utilities Growth on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $19,275.

ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH - CLASS C					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 14,797	$ 306	$ 4,172	$ 19,275	$ 19,858	$ 20,226	$ 11,284
2000	$ 20,636	$ 153	$ 5,480	$ 26,269	$ 23,180	$ 19,891	$ 10,973
1999	$ 19,938	$ 148	$ 4,050	$ 24,136	$ 21,270	$ 19,837	$ 10,598
1998	$ 15,793	$ 117	$ 1,615	$ 17,525	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,010	$ 35	$ 130	$ 13,175	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Telecommunications & Utilities Growth on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,472. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $299 for dividends and $3,668 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from March 3, 1997 through November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

A hypothetical $10,000 investment in Institutional Class of Advisor Telecommunications & Utilities Growth on September 3, 1996 (commencement of operations) would have been valued on July 31, 2001 at $20,262.

ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH - INSTITUTIONAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 15,310	$ 551	$ 4,401	$ 20,262	$ 19,858	$ 20,226	$ 11,284
2000	$ 21,190	$ 365	$ 5,745	$ 27,300	$ 23,180	$ 19,891	$ 10,973
1999	$ 20,380	$ 250	$ 4,204	$ 24,834	$ 21,270	$ 19,837	$ 10,598
1998	$ 16,020	$ 170	$ 1,636	$ 17,826	$ 17,695	$ 16,274	$ 10,375
1997*	$ 13,090	$ 47	$ 131	$ 13,268	$ 14,835	$ 14,816	$ 10,203

* From September 3, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Telecommunications & Utilities Growth on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,911. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $530 for dividends and $3,780 for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

Performance Comparisons. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class's performance may also be compared to that of each index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of any dividends, interest, and capital gains paid by securities included in each index. Unlike a class's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Each fund may compare its performance to that of the Standard & Poor's 500 Index (S&P 500), a market capitalization-weighted index of common stocks.

Advisor Consumer Industries may compare its performance to that of the Goldman Sachs® Consumer Industries Index, a market capitalization-weighted index of 274 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages-alcoholic and non-alcoholic, food, personal care, household products and tobacco companies.

Advisor Cyclical Industries may compare its performance to that of the Goldman Sachs® Cyclical Industries Index, a market capitalization-weighted index of 234 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services.

Advisor Financial Services may compare its performance to that of the Goldman Sachs® Financial Services Index, a market capitalization-weighted index of 227 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies.

Advisor Health Care may compare its performance to that of the Goldman Sachs® Health Care Index, a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services.

Advisor Natural Resources may compare its performance to that of the Goldman Sachs® Natural Resources Index, a market capitalization-weighted index of 121 stocks designed to measure the performance of companies in the natural resources sector. Issues in the index include extractive industries including gold & precious metals mining along with other mineral mining, energy companies providing oil & gas services, and owners and operators of timber tracts and forestry services.

Advisor Developing Communications, Advisor Electronics, and Advisor Technology may compare its performance to that of the Goldman Sachs® Technology Index, a market capitalization-weighted index of 227 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

Advisor Telecommunications & Utilities Growth may compare its performance to that of the Goldman Sachs® Utilities Index, a market capitalization-weighted index of 115 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services.

A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee an investor's principal or return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

A class may present its fund number, Quotron(TM) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

Volatility. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

Momentum Indicators indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

As of July 31, 2001, FMR advised over $43 billion in municipal fund assets, $184 billion in taxable fixed-income fund assets, $188 billion in money market fund assets, $527 billion in equity fund assets, and $20 billion in international fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

BUYING, SELLING, AND EXCHANGING INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, Fidelity Distributors Corporation (FDC) exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's and Class T's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

Class A Shares Only

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

2. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

4. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs, and accounts managed by third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. to shares purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. to shares purchased by the Fidelity Investments Charitable Gift Fund; or

11. to shares purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

A sales load waiver form must accompany these transactions.

Class T Shares Only

1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority, or agency;

8. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

9. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

10. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

12. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

13. to shares purchased by the Fidelity Investments Charitable Gift Fund; or

14. to shares purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

A sales load waiver form must accompany these transactions.

Class B and Class C Shares Only

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

A waiver form must accompany these transactions.

Institutional Class Shares Only

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans, 403(b) programs, and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

6. Insurance company programs for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs, and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business;

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

Class A and Class T Shares Only

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this SAI as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of all funds made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent."

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of all funds made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds®, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS, and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

A waiver form must accompany these transactions.

Class A and Class T Shares Only

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase, Rights of Accumulation, or Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one investment professional.

Rights of Accumulation. The current value of your holdings is determined at the NAV at the close of business on the day you purchase the Class A or Class T shares to which the current value of your holdings will be added. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one investment professional.

Letter of Intent. You must file your Letter of Intent (Letter) with Fidelity within 90 days of the start of your purchases toward completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one investment professional. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Class A and Class T shares acquired through an employee benefit plan, a Traditional IRA, a Roth IRA, a rollover IRA, a 403(b) program, or a plan covering a sole proprietor (formerly Keogh/H.R. 10 plan) will be included for purposes of completing your Letter but may not be used to meet the initial investment minimum of 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

All Classes

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of July 31, 2001, Advisor Financial Services had an aggregate capital loss carryforward of approximately $4,421,000. This loss carryforward, of which $1,157,000, and $3,264,000 will expire on July 31, 2007, and 2008, respectively, is available to offset future capital gains.

As of July 31, 2001, Advisor Technology had an aggregate capital loss carryforward of approximately $10,080,000. This loss carryforward, all of which will expire on July 31, 2009,is available to offset future capital gains.

As of July 31, 2001, Advisor Telecommunications & Utilities Growth had an aggregate capital loss carryforward of approximately $78,495,000. This loss carryforward, all of which will expire on July 31, 2009, is available to offset future capital gains.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years or, if shorter, the period of a fund's operations. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (71), Trustee, is President of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, Advisor Telecommunications & Utilities Growth. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (U.K.) Inc. and of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc. Abigail P. Johnson, Trustee and Senior Vice President of the funds, is Mr. Johnson's daughter.

*ABIGAIL P. JOHNSON (39), Trustee (2001), is Senior Vice President of Advisor Biotechnology (2001), Advisor Consumer Industries (2001), Advisor Cyclical Industries (2001), Advisor Developing Communications (2001), Advisor Electronics (2001), Advisor Financial Services (2001), Advisor Health Care (2001), Advisor Natural Resources (2001), Advisor Technology (2001), and Advisor Telecommunications & Utilities Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Management & Research (Far East) Inc. (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

RALPH F. COX (69), Trustee, is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (69), Trustee. Mrs. Davis is retired from Avon Products, Inc. where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

ROBERT M. GATES (57), Trustee (1997), is a consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Advanced Biometrics, Inc. (biometric identification technology, 2001), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary.

DONALD J. KIRK (68), Trustee, is Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

NED C. LAUTENBACH (57), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the IBM Corporation from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach has served as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

*PETER S. LYNCH (58), Trustee, is Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity<M®>® Magellan<M®>® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

MARVIN L. MANN (68), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

WILLIAM O. McCOY (67), Trustee (1997). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flager Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

ROBERT C. POZEN (54), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

WILLIAM S. STAVROPOULOS (62), Trustee of Advisor Series VII (2001). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

ERIC D. ROITER (52) is Secretary of Advisor Consumer Industries (1998), Advisor Cyclical Industries (1998), Advisor Financial Services (1998), Advisor Health Care (1998), Advisor Natural Resources (1998), Advisor Technology (1998), Advisor Telecommunications & Utilities Growth (1998) and Secretary of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); and Secretary of Fidelity Southwest Company (1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

ROBERT A. DWIGHT (43) is Treasurer of Advisor Consumer Industries (2000), Advisor Cyclical Industries (2000), Advisor Financial Services (2000), Advisor Health Care (2000), Advisor Natural Resources (2000), Advisor Technology (2000), Advisor Telecommunications & Utilities Growth (2000) and Treasurer of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR Co., Inc. (2001) and FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

MARIA F. DWYER (42) is Deputy Treasurer of Advisor Consumer Industries (2000), Advisor Cyclical Industries (2000), Advisor Financial Services (2000), Advisor Health Care (2000), Advisor Natural Resources (2000), Advisor Technology (2000), Advisor Telecommunications & Utilities Growth (2000) and Deputy Treasurer of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

JOHN H. COSTELLO (54) is Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, Advisor Telecommunications & Utilities Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

PAUL F. MALONEY (51) is Assistant Treasurer of Advisor Biotechnology (2001), Advisor Consumer Industries (2001), Advisor Cyclical Industries (2001), Advisor Developing Communications (2001), Advisor Electronics (2001), Advisor Financial Services (2001), Advisor Health Care (2001), Advisor Natural Resources (2001), Advisor Technology (2001), Advisor Telecommunications & Utilities Growth (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

THOMAS J. SIMPSON (43) is Assistant Treasurer of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, Advisor Telecommunications & Utilities Growth (2000) and Assistant Treasurer of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended July 31, 2001, or calendar year ended December 31, 2000, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d*	Abigail P. Johnson*	J. Michael Cook**	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk	Marie L. Knowles ***
Advisor Biotechnology+	$ 0	$ 0	$ 4	$ 4	$ 4	$ 4	$ 4	$ 4
Advisor Consumer Industries	$ 0	$ 0	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10
Advisor Cyclical Industries	$ 0	$ 0	$ 4	$ 4	$ 4	$ 4	$ 4	$ 4
Advisor Developing Communications+	$ 0	$ 0	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
Advisor Electronics+	$ 0	$ 0	$ 6	$ 6	$ 6	$ 6	$ 6	$ 6
Advisor Financial Services	$ 0	$ 0	$ 190	$ 192	$ 192	$ 192	$ 192	$ 193
Advisor Health Care	$ 0	$ 0	$ 353	$ 357	$ 357	$ 357	$ 357	$ 359
Advisor Natural Resources	$ 0	$ 0	$ 110	$ 111	$ 111	$ 111	$ 111	$ 111
Advisor Technology	$ 0	$ 0	$ 804	$ 815	$ 815	$ 815	$ 816	$ 821
Advisor Telecommunications & Utilities Growth	$ 0	$ 0	$ 173	$ 173	$ 176	$ 176	$ 176	$ 177
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 0	$ 213,500	$ 258,000	$ 259,500	$ 258,000	$ 258,000	$ 130,500
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Peter S. Lynch*	Marvin L. Mann	William O. McCoy	Gerald C. McDonough *****	Robert C. Pozen*	William S. Stavropoulos ****	Thomas R. Williams *****
Advisor Biotechnology+	$ 4	$ 0	$ 5	$ 4	$ 0	$ 0	$ 4	$ 0
Advisor Consumer Industries	$ 10	$ 0	$ 11	$ 10	$ 4	$ 0	$ 7	$ 3
Advisor Cyclical Industries	$ 4	$ 0	$ 4	$ 4	$ 1	$ 0	$ 3	$ 1
Advisor Developing Communications+	$ 2	$ 0	$ 3	$ 2	$ 0	$ 0	$ 2	$ 0
Advisor Electronics+	$ 6	$ 0	$ 7	$ 6	$ 0	$ 0	$ 6	$ 0
Advisor Financial Services	$ 192	$ 0	$ 222	$ 192	$ 80	$ 0	$ 155	$ 59
Advisor Health Care	$ 357	$ 0	$ 408	$ 357	$ 170	$ 0	$ 277	$ 127
Advisor Natural Resources	$ 111	$ 0	$ 127	$ 111	$ 52	$ 0	$ 85	$ 39
Advisor Technology	$ 815	$ 0	$ 906	$ 815	$ 522	$ 0	$ 542	$ 388
Advisor Telecommunications & Utilities Growth	$ 176	$ 0	$ 199	$ 176	$ 94	$ 0	$ 127	$ 70
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 256,500	$ 0	$ 259,500	$ 258,000	$ 319,500	$ 0	$ 40,000	$ 249,000

* Interested persons are compensated by FMR.

** During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees.

*** During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees.

**** During the period from November 1, 2000 through July 17, 2001, Mr. Stavropoulos served as a Member of the Advisory Board of Advisor Series VII. Effective July 18, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Advisor Series VII.

***** Messrs. McDonough and Williams served on the Board of Trustees through December 31, 2000.

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2000 for 247 funds in the complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2000, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $111,000; Phyllis Burke Davis, $111,000; Robert M. Gates, $111,000; Donald J. Kirk, $111,000; Ned C. Lautenbach, $111,000; Marvin L. Mann, $111,000; William O. McCoy, $111,000; Gerald C. McDonough, $141,000; and Thomas R. Williams, $111,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $39,768; Ned C. Lautenbach, $46,296; William O. McCoy, $39,768; and Thomas R. Williams, $46,296.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the non-interested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any non-interested Trustee or to pay any particular level of compensation to the non-interested Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of July 31, 2001, approximately 1.50% of Advisor Natural Resources's, 11.74% of Advisor Developing Communications's, 6.69% of Advisor Cyclical Industries's, 2.84% of Advisor Electronics's, and 2.52% of Advisor Biotechnology's total outstanding shares were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 67, Mr. Edward C. Johnson 3d, Trustee and President of the funds, and Ms. Abigail P. Johnson, Trustee and Senior Vice President of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of Advisor Natural Resources's, Advisor Developing Communications's, Advisor Cyclical Industries's, Advisor Electronics's, and Advisor Biotechnology's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of July 31, 2001, the following owned of record or beneficially 5% or more of each class's outstanding shares:

Advisor Biotechnology: Class T: Raymond James & Associates, Inc, St. Petersburg, FL (7.08%); SunAmerica, New York, NY (5.44%); Cornerstone Capital Management Inc., Topeka, KS (5.28%); Dain Rauscher Inc., Minneapolis, MN (5.17%).

Advisor Biotechnology: Class B: Citigroup, Inc., Long Island, NY (7.39%); Merrill Lynch, Jacksonville, FL , (5.61%); Prudential, New York, NY (5.17%).

Advisor Biotechnology: Class C: Merrill Lynch, Jacksonville, FL (10.84%); Prudential, New York, NY (10.58%); Prime Capital Services, Inc, Poughkeepsie, NY (6.59%); Jefferson Pilot Corp., Greensboro, NC (6.42%); A. G. Edwards, Saint Louis, MO (5.59%);.

Advisor Biotechnology: Institutional Class: Merrill Lynch, Jacksonville, FL (44.11%); Jackson National Life, Santa Monica, CA (16.48%); Fidelity Investments Distributors Corp., Boston, MA (15.78%).

Advisor Consumer Industries: Class A: G. W. & Wade Asset Management Co., Wellesley, MA (9.58%); Dain Rauscher Inc., Minneapolis, MN (6.23%).

Advisor Consumer Industries: Class T: SunAmerica, New York, NY (11.07%); UBS AG, Jersey City, NJ (6.76%); US Bancorp, Minneapolis, MN (6.32%); A. G. Edwards, Saint Louis, MO (5.87%).

Advisor Consumer Industries: Class B: Merrill Lynch, Jacksonville, FL (11.56%); LPL Financial Services, Inc., San Diego, CA (10.75%); First Union Corp., Roanoke, VA (5.84%).

Advisor Consumer Industries: Class C: Merrill Lynch, Jacksonville, FL (12.60%); John Hancock Financial Services Group, Boston, MA (11.26%); Prudential, New York, NY (5.71%).

Advisor Consumer Industries: Institutional Class: Charles Schwab & Co., Inc., San Francisco, CA (58.04%); Merrill Lynch, Jacksonville, FL (11.99%); Aegon USA Securities Inc., Torrance, CA (5.77%).

Advisor Cyclical Industries: Class A: Dain Rauscher Inc., Minneapolis, MN (19.16%); Merrill Lynch, Jacksonville, FL (18.94%); G. W. & Wade Asset Management Co., Wellesley, MA (9.12%).

Advisor Cyclical Industries: Class T: Metropolitan Life Insurance Company, New York, NY (16.78%); SunAmerica, New York, NY (10.61%).

Advisor Cyclical Industries: Class B: Merrill Lynch, Jacksonville, FL (25.38%); LPL Financial Services, Inc., San Diego, CA (7.21%).

Advisor Cyclical Industries: Class C: Merrill Lynch, Jacksonville, FL (17.71%); John Hancock Financial Services Group, Boston, MA (10.57%); Lehman Brothers, Inc., New York, NY (7.92%); First Union Corp., El Paso, TX (6.16%).

Advisor Cyclical Industries: Institutional Class: Fidelity Investments, Boston, MA (69.28%); Charles Schwab & Co., Inc., San Francisco, CA (7.92%); Merrill Lynch, Jacksonville, FL (5.13%).

Advisor Developing Communications: Class A: Fidelity Investments Distributors Corp, Boston, MA (18.00%); Citigroup, Inc., Long Island City, NY (8.97%); SunAmerica, Phoenix, AZ (7.67%); Cantella & Co., Inc., Boston, MA (5.04%).

Advisor Developing Communications: Class T: SunAmerica, Phoenix, AZ (15.35%); Bear Stearns, Brooklyn, NY (8.53%); Nations Financial Group, Inc., Cedar Rapids, IA (8.25%); Fidelity Investments Distributors Corp, Boston, MA, (7.89%).

Advisor Developing Communications: Class B: SunAmerica, Phoenix, AZ (10.57%); Fleet Financial Group Inc., New York, NY (10.10%); Fidelity Investments Distributors Corp, Boston, MA (7.49%); Citigroup, Inc., Hartford, CT (6.33%).

Advisor Developing Communications: Class C: Eisner Securities, Inc., St. Louis, MO (13.60%); Fidelity Investments Distributors Corp, Boston, MA (10.69%); A. G. Edwards, Saint Louis, MO (8.22%); Bear Stearns Brooklyn, NY (7.31%); Lifemark Securities Corp., Pittsford, NY (5.07%).

Advisor Developing Communications: Institutional Class: Fidelity Investments Distributors Corp Boston, MA (59.49%); Merrill Lynch, Jacksonville, FL (19.61%).

Advisor Electronics: Class A: Commonwealth Financial Network, Waltham, MA (9.19%); Legg Mason Wood Walker, Inc., Baltimore, MD (6.40%); Fidelity Investments Distributors Corp., Boston, MA (5.71%).

Advisor Electronics: Class T: Mid America Securities, Bettendorf, IA (12.90%); SunAmerica, Atlanta, GA (10.53%); Thoroughbred Financial Services, LLC, Brentwood, TN (8.67%); SunAmerica, Phoenix, AZ (6.14%).

Advisor Electronics: Class B: Securities Equity Group, Newport Beach, CA (18.66%); Morgan Keegan & Company, Inc., Memphis, TN (9.20%); Wells Fargo Bank, Des Moines, IA (5.45%); John Hancock Financial Services Group,Boston, MA (5.21%).

Advisor Electronics: Class C: SunAmerica, Phoenix, AZ (8.71%); Securities America, Omaha, NE (8.16%); A. G. Edwards, Saint Louis, MO (8.02%); Thoroughbred Financial Services, LLC, Brentwood, TN (6.53%); Jefferson Pilot Corp., Greensboro, NC (6.13%); Securities Service Network, Inc., Knoxville, TN (5.03%); Eisner Securities, Inc., St. Louis, MO (5.01%).

Advisor Electronics: Institutional Class: Merrill Lynch, Jacksonville, FL (42.73%); Fidelity Investments Distributors Corp., Boston, MA (30.99%); LPL Financial Services, Inc., San Diego, CA (6.42%).

Advisor Financial Services: Class A: A. G. Edwards, Saint Louis, MO (5.60%); UBS AG, Jersey City, NJ (5.30%); Merrill Lynch, Jacksonville, FL (5.11%).

Advisor Financial Services: Class T: A. G. Edwards, Saint Louis, MO (6.83%); Citigroup, Inc., New York, NY (6.09%).

Advisor Financial Services: Class B: Merrill Lynch, Jacksonville, FL (12.51%); Citigroup, Inc., New York, NY (5.08%).

Advisor Financial Services: Class C: Merrill Lynch, Jacksonville, FL (17.38%); Citigroup, Inc., New York, NY (10.39%); Prudential, New York, NY (8.56%); A. G. Edwards, Saint Louis, MO (5.58%).

Advisor Financial Services: Institutional Class: Merrill Lynch, Jacksonville, FL (46.85%); Aegon USA Securities Inc., Torrance, CA (12.38%); Charles Schwab & Co., Inc, San Francisco, CA (11.84%).

Advisor Health Care: Class A: A. G. Edwards, Saint Louis, MO, (5.09%).

Advisor Health Care: Class T: A. G. Edwards, Saint Louis, MO (6.53%).

Advisor Health Care: Class B: Merrill Lynch, Jacksonville, FL (11.78%).

Advisor Health Care: Class C: Merrill Lynch, Jacksonville, FL (20.42%); Citigroup, Inc., New York, NY (9.25%); Prudential, New York, NY (8.28%); A. G. Edwards, Saint Louis, MO (6.43%).

Advisor Health Care: Institutional Class: Merrill Lynch, Jacksonville, FL (23.37%); Charles Schwab & Co., Inc., San Francisco, CA (13.06%).

Advisor Natural Resources: Class A: Merrill Lynch, Jacksonville, FL (12.38%); A. G. Edwards, Saint Louis, MO (6.27%).

Advisor Natural Resources: Class T: Citigroup, Inc., New York, NY (6.27%).

Advisor Natural Resources: Class B: Merrill Lynch, Jacksonville, FL (12.99%); Citigroup, Inc. New York, NY (8.16%).

Advisor Natural Resources: Class C: Merrill Lynch, Jacksonville, FL (19.50%); Citigroup, Inc., New York, NY (13.94%).

Advisor Natural Resources: Institutional Class: Morgan Stanley Dean Witter, New York, NY (30.48%); Merrill Lynch, Jacksonville, FL (18.54%); Circle Trust Company, Stamford, CT (7.81%); National Investor Services Corp., New York City, NY (6.81%); Charles Schwab & Co., Inc., San Francisco, CA (5.38%); First Financial Trust, Tampa, FL (5.11%).

Advisor Technology: Class A: Citigroup, Inc., Long Island City, NY (8.96%); A. G. Edwards, Saint Louis, MO (5.38%).

Advisor Technology: Class T: A. G. Edwards, Saint Louis, MO (7.03%); Citigroup, Inc., New York, NY (5.65%).

Advisor Technology: Class B: Citigroup, Inc., Long Island City, NY (12.05%); Merrill Lynch, Jacksonville, FL (7.15%).

Advisor Technology: Class C: Merrill Lynch, Jacksonville, FL (13.31%); Citigroup, Inc., New York, NY (9.18%); A. G. Edwards, Saint Louis, MO (6.14%).

Advisor Technology: Institutional Class: Merrill Lynch, Jacksonville, FL (34.38%); Charles Schwab & Co., Inc., San Francisco, CA (15.34%).

Advisor Telecommunications & Utilities Growth: Class A: Citigroup, Inc., Long Island City, NY (5.18%); Merrill Lynch, Jacksonville, FL (5.07%).

Advisor Telecommunications & Utilities Growth: Class T: A. G. Edwards, Saint Louis, MO (7.11%); Citigroup, Inc., New York, NY (5.15%).

Advisor Telecommunications & Utilities Growth: Class B: Merrill Lynch, Jacksonville, FL (13.21%); Citigroup, Inc., Long Island City, NY (6.01%).

Advisor Telecommunications & Utilities Growth: Class C: Merrill Lynch, Jacksonville, FL, (19.65%); Citigroup, Inc., New York, NY (8.44%); A. G. Edwards, Saint Louis, MO (6.58%); Prudential, New York NY (5.27%).

Advisor Telecommunications & Utilities Growth: Institutional Class: Merrill Lynch, Jacksonville, FL (54.04%); Charles Schwab & Co., Inc., San Francisco, CA (17.14%); First Financial Trust, Tampa, FL (7.63%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Limited (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

The funds, FMR, FMRC, FMR U.K., FMR Far East, FIJ, and FDC have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $793 billion of group net assets - the approximate level for July 2001- was 0.2785%, which is the weighted average of the respective fee rates for each level of group net assets up to $793 billion.

Each fund's individual fund fee rate is 0.30% . Based on the average group net assets of the funds advised by FMR for July 2001, each fund's annual management fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Advisor Biotechnology	0.2785%	+	0.30%	=	0.5785%
Advisor Consumer Industries	0.2785%	+	0.30%	=	0.5785%
Advisor Cyclical Industries	0.2785%	+	0.30%	=	0.5785%
Advisor Developing Communications	0.2785%	+	0.30%	=	0.5785%
Advisor Electronics	0.2785%	+	0.30%	=	0.5785%
Advisor Financial Services	0.2785%	+	0.30%	=	0.5785%
Advisor Health Care	0.2785%	+	0.30%	=	0.5785%
Advisor Natural Resources	0.2785%	+	0.30%	=	0.5785%
Advisor Technology	0.2785%	+	0.30%	=	0.5785%
Advisor Telecommunications & Utilities Growth	0.2785%	+	0.30%	=	0.5785%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended July 31	Management Fees Paid to FMR
Advisor Biotechnology	2001	$ 55,814*
Advisor Consumer Industries	2001	$ 192,521
	2000	$ 205,909
	1999	$ 201,981
Advisor Cyclical Industries	2001	$ 72,748
	2000	$ 55,210
	1999	$ 40,341
Advisor Developing Communications	2001	$ 17,023*
Advisor Electronics	2001	$ 70,250*
Advisor Financial Services	2001	$ 3,882,534
	2000	$ 1,974,906
	1999	$ 1,430,657
Advisor Health Care	2001	$ 7,043,176
	2000	$ 4,709,024
	1999	$ 2,532,771
Advisor Natural Resources	2001	$ 2,188,025
	2000	$ 1,964,927
	1999	$ 1,929,614
Advisor Technology	2001	$ 15,182,085
	2000	$ 14,021,602
	1999	$ 2,356,443
Advisor Telecommunications & Utilities Growth	2001	$ 3,368,678
	2000	$ 2,404,253
	1999	$ 480,763

* Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics commenced operations on December 27, 2000.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns, and repayment of the reimbursement by a class will lower its returns.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has primary responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FMRC. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each fund for the past fiscal year are shown in the table below.

Fund	Fiscal Year Ended July 31	Fees Paid to FMRC
Advisor Biotechnology	2001	$ 27,894
Advisor Consumer Industries	2001	$ 59,464
Advisor Cyclical Industries	2001	$ 25,258
Advisor Developing Communications	2001	$ 8,491
Advisor Electronics	2001	$ 35,116
Advisor Financial Services	2001	$ 1,238,921
Advisor Health Care	2001	$ 2,064,520
Advisor Natural Resources	2001	$ 662,276
Advisor Technology	2001	$ 3,571,417
Advisor Telecommunications & Utilities Growth	2001	$ 939,317

Sub-Advisers - FMR U.K., FMR Far East, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
  FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, and FIJ for the past three fiscal years are shown in the table below.

Fiscal Year Ended July 31	FMR U.K.	FMR Far East	FIJ
Advisor Biotechnology
2001	$ 233*	$ 0	$ 0
Advisor Consumer Industries
2001	$ 303	$ 5	$ 3
2000	$ 374	$ 0	$ 0
1999	$ 561	$ 364	$ 0
Advisor Cyclical Industries
2001	$ 82	$ 115	$ 62
2000	$ 22	$ 2	$ 1
1999	$ 25	$ 17	$ 0
Advisor Developing Communications
2001	$ 94*	$ 59*	$ 34*
Advisor Electronics
2001	$ 571*	$ 1,911*	$ 1,028*
Advisor Financial Services
2001	$ 2,286	$ 945	$ 565
2000	$ 283	$ 0	$ 0
1999	$ 584	$ 429	$ 0
Advisor Health Care
2001	$ 6,008	$ 0	$ 0
2000	$ 168	$ 3,858	$ 0
1999	$ 23,497	$ 14,364	$ 0
Advisor Natural Resources
2001	$ 29,462	$ 2,024	$ 1,100
2000	$ 10,817	$ 427	$ 206
1999	$ 48,444	$ 33,467	$ 0
Advisor Technology
2001	$ 41,941	$ 55,496	$ 29,387
2000	$ 82,936	$ 26,166	$ 11,868
1999	$ 42,958	$ 25,785	$ 0
Advisor Telecommunications & Utilities Growth
2001	$ 8,262	$ 36,305	$ 18,188
2000	$ 21,503	$ 17,744	$ 8,571
1999	$ 3,102	$ 1,909	$ 0

* Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics commenced operations on December 27, 2000.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FMR Far East, or FIJ for the past three fiscal years.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.

		Sales Charge Revenue		CDSC Revenue
	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Advisor Biotechnology - Class A	July 31, 2001	$ 42,996*	$ 24,295*	$ 0	$ 0
Advisor Biotechnology - Class T	July 31, 2001	$ 33,933*	$ 14,726*	$ 0	$ 0
Advisor Biotechnology - Class B	July 31, 2001	$ 0*	$ 0*	$ 2,926*	$ 2,926*
Advisor Biotechnology - Class C	July 31, 2001	$ 0*	$ 0*	$ 504*	$ 504*
Advisor Biotechnology - Institutional Class	July 31, 2001	$ 0*	$ 0*	$ 0*	$ 0*
Advisor Consumer Industries - Class A	July 31, 2001	$ 11,293	$ 7,569	$ 0	$ 0
	July 31, 2000	$ 23,206	$ 9,974	$ 0	$ 0
	July 31, 1999	$ 26,463	$ 9,732	$ 0	$ 0
Advisor Consumer Industries - Class T	July 31, 2001	$ 16,277	$ 4,512	$ 15	$ 15
	July 31, 2000	$ 25,258	$ 8,422	$ 239	$ 239
	July 31, 1999	$ 49,305	$ 13,689	$ 0	$ 0
Advisor Consumer Industries - Class B	July 31, 2001	$ 0	$ 0	$ 35,763	$ 35,763
	July 31, 2000	$ 0	$ 0	$ 48,560	$ 48,560
	July 31, 1999	$ 0	$ 0	$ 24,515	$ 24,515
Advisor Consumer Industries - Class C	July 31, 2001	$ 0	$ 0	$ 2,362	$ 2,362
	July 31, 2000	$ 0	$ 0	$ 3,389	$ 3,389
	July 31, 1999	$ 0	$ 0	$ 4,208	$ 4,208
Advisor Consumer Industries - Institutional Class	July 31, 2001	$ 0	$ 0	$ 0	$ 0
	July 31, 2000	$ 0	$ 0	$ 0	$ 0
	July 31, 1999	$ 0	$ 0	$ 0	$ 0
Advisor Cyclical Industries - Class A	July 31, 2001	$ 9,498	$ 6,037	$ 0	$ 0
	July 31, 2000	$ 4,529	$ 2,335	$ 0	$ 0
	July 31, 1999	$ 4,343	$ 1,348	$ 0	$ 0
Advisor Cyclical Industries - Class T	July 31, 2001	$ 5,330	$ 2,308	$ 0	$ 0
	July 31, 2000	$ 7,440	$ 2,610	$ 695	$ 695
	July 31, 1999	$ 9,332	$ 2,595	$ 223	$ 223
Advisor Cyclical Industries - Class B	July 31, 2001	$ 0	$ 0	$ 12,568	$ 12,568
	July 31, 2000	$ 0	$ 0	$ 11,022	$ 11,022
	July 31, 1999	$ 0	$ 0	$ 7,352	$ 7,352
Advisor Cyclical Industries - Class C	July 31, 2001	$ 0	$ 0	$ 1,404	$ 1,404
	July 31, 2000	$ 0	$ 0	$ 3,704	$ 3,704
	July 31, 1999	$ 0	$ 0	$ 805	$ 805
Advisor Cyclical Industries - Institutional Class	July 31, 2001	$ 0	$ 0	$ 0	$ 0
	July 31, 2000	$ 0	$ 0	$ 0	$ 0
	July 31, 1999	$ 0	$ 0	$ 0	$ 0
Advisor Developing Communications - Class A	July 31, 2001	$ 3,808*	$ 2,068*	$ 0*	$ 0*
Advisor Developing Communications - Class T	July 31, 2001	$ 8,008*	$ 2,620*	$ 0*	$ 0*
Advisor Developing Communications - Class B	July 31, 2001	$ 0*	$ 0*	$ 1,258*	$ 1,258*
Advisor Developing Communications - Class C	July 31, 2001	$ 0*	$ 0*	$ 453*	$ 453*
Advisor Developing Communications - Institutional Class	July 31, 2001	$ 0*	$ 0*	$ 0*	$ 0*
Advisor Electronics - Class A	July 31, 2001	$ 25,710*	$ 16,037*	$ 0*	$ 0*
Advisor Electronics - Class T	July 31, 2001	$ 23,091*	$ 9,131*	$ 0*	$ 0*
Advisor Electronics - Class B	July 31, 2001	$ 0*	$ 0*	$ 3,291*	$ 3,291*
Advisor Electronics - Class C	July 31, 2001	$ 0*	$ 0*	$ 2,171*	$ 2,171*
Advisor Electronics - Institutional Class	July 31, 2001	$ 0*	$ 0*	$ 0*	$ 0*
Advisor Financial Services - Class A	July 31, 2001	$ 309,174	$ 197,352	$ 298	$ 298
	July 31, 2000	$ 208,719	$ 140,282	$ 1,856	$ 1,856
	July 31, 1999	$ 168,394	$ 73,369	$ 676	$ 676
Advisor Financial Services - Class T	July 31, 2001	$ 300,656	$ 148,662	$ 1,408	$ 1,408
	July 31, 2000	$ 257,411	$ 125,842	$ 5,516	$ 5,516
	July 31, 1999	$ 255,657	$ 88,448	$ 760	$ 760
Advisor Financial Services - Class B	July 31, 2001	$ 0	$ 0	$ 666,094	$ 666,094
	July 31, 2000	$ 0	$ 0	$ 468,570	$ 468,570
	July 31, 1999	$ 0	$ 0	$ 320,166	$ 320,166
Advisor Financial Services - Class C	July 31, 2001	$ 0	$ 0	$ 67,623	$ 67,623
	July 31, 2000	$ 0	$ 0	$ 78,536	$ 78,536
	July 31, 1999	$ 0	$ 0	$ 23,912	$ 23,912
Advisor Financial Services - Institutional Class	July 31, 2001	$ 0	$ 0	$ 0	$ 0
	July 31, 2000	$ 0	$ 0	$ 0	$ 0
	July 31, 1999	$ 0	$ 0	$ 0	$ 0
Advisor Health Care - Class A	July 31, 2001	$ 525,610	$ 268,654	$ 929	$ 929
	July 31, 2000	$ 419,293	$ 239,438	$ 2,602	$ 2,602
	July 31, 1999	$ 550,975	$ 279,574	$ 197	$ 197
Advisor Health Care - Class T	July 31, 2001	$ 536,759	$ 204,326	$ 1,841	$ 1,841
	July 31, 2000	$ 520,672	$ 215,168	$ 8,619	$ 8,619
	July 31, 1999	$ 799,232	$ 309,540	$ 1,215	$ 1,215
Advisor Health Care - Class B	July 31, 2001	$ 0	$ 0	$ 1,064,214	$ 1,064,214
	July 31, 2000	$ 0	$ 0	$ 1,039,749	$ 1,039,749
	July 31, 1999	$ 0	$ 0	$ 321,313	$ 321,313
Advisor Health Care - Class C	July 31, 2001	$ 0	$ 0	$ 77,387	$ 77,387
	July 31, 2000	$ 0	$ 0	$ 134,796	$ 134,796
	July 31, 1999	$ 0	$ 0	$ 43,426	$ 43,426
Advisor Health Care - Institutional Class	July 31, 2001	$ 0	$ 0	$ 0	$ 0
	July 31, 2000	$ 0	$ 0	$ 0	$ 0
	July 31, 1999	$ 0	$ 0	$ 0	$ 0
Advisor Natural Resources - Class A	July 31, 2001	$ 109,727	$ 60,399	$ 0	$ 0
	July 31, 2000	$ 55,886	$ 24,404	$ 0	$ 0
	July 31, 1999	$ 45,741	$ 22,233	$ 0	$ 0
Advisor Natural Resources - Class T	July 31, 2001	$ 114,131	$ 40,367	$ 153	$ 153
	July 31, 2000	$ 109,800	$ 34,684	$ 347	$ 347
	July 31, 1999	$ 143,564	$ 48,622	$ 1,035	$ 1,035
Advisor Natural Resources - Class B	July 31, 2001	$ 0	$ 0	$ 221,201	$ 221,201
	July 31, 2000	$ 0	$ 0	$ 225,694	$ 225,694
	July 31, 1999	$ 0	$ 0	$ 243,263	$ 243,263
Advisor Natural Resources - Class C	July 31, 2001	$ 0	$ 0	$ 25,575	$ 25,575
	July 31, 2000	$ 0	$ 0	$ 11,501	$ 11,501
	July 31, 1999	$ 0	$ 0	$ 10,097	$ 10,097
Advisor Natural Resources - Institutional Class	July 31, 2001	$ 0	$ 0	$ 0	$ 0
	July 31, 2000	$ 0	$ 0	$ 0	$ 0
	July 31, 1999	$ 0	$ 0	$ 0	$ 0
Advisor Technology - Class A	July 31, 2001	$ 994,435	$ 438,942	$ 11	$ 11
	July 31, 2000	$ 2,182,484	$ 1,400,149	$ 2,918	$ 2,918
	July 31, 1999	$ 794,303	$ 408,361	$ 590	$ 590
Advisor Technology - Class T	July 31, 2001	$ 1,168,695	$ 366,231	$ 7,756	$ 7,756
	July 31, 2000	$ 2,982,048	$ 1,112,631	$ 37,291	$ 37,291
	July 31, 1999	$ 1,084,550	$ 422,494	$ 3,329	$ 3,329
Advisor Technology - Class B	July 31, 2001	$ 0	$ 0	$ 2,942,475	$ 2,942,475
	July 31, 2000	$ 0	$ 0	$ 1,943,039	$ 1,943,039
	July 31, 1999	$ 0	$ 0	$ 279,672	$ 279,672
Advisor Technology - Class C	July 31, 2001	$ 0	$ 0	$ 180,949	$ 180,949
	July 31, 2000	$ 0	$ 0	$ 152,798	$ 152,798
	July 31, 1999	$ 0	$ 0	$ 25,814	$ 25,814
Advisor Technology - Institutional Class	July 31, 2001	$ 0	$ 0	$ 0	$ 0
	July 31, 2000	$ 0	$ 0	$ 0	$ 0
	July 31, 1999	$ 0	$ 0	$ 0	$ 0
Advisor Telecommunications & Utilities Growth Growth - Class A	July 31, 2001	$ 294,244	$ 159,240	$ 609	$ 609
	July 31, 2000	$ 531,557	$ 271,551	$ 2,023	$ 2,023
	July 31, 1999	$ 114,076	$ 55,950	$ 199	$ 199
Advisor Telecommunications & Utilities Growth - Class T	July 31, 2001	$ 322,414	$ 120,385	$ 5,674	$ 5,674
	July 31, 2000	$ 693,078	$ 252,100	$ 2,446	$ 2,446
	July 31, 1999	$ 177,771	$ 58,245	$ 55	$ 55
Advisor Telecommunications & Utilities Growth - Class B	July 31, 2001	$ 0	$ 0	$ 683,327	$ 683,327
	July 31, 2000	$ 0	$ 0	$ 326,386	$ 326,386
	July 31, 1999	$ 0	$ 0	$ 58,521	$ 58,521
Advisor Telecommunications & Utilities Growth - Class C	July 31, 2001	$ 0	$ 0	$ 56,127	$ 56,127
	July 31, 2000	$ 0	$ 0	$ 28,660	$ 28,660
	July 31, 1999	$ 0	$ 0	$ 6,350	$ 6,350
Advisor Telecommunications & Utilities Growth - Institutional Class	July 31, 2001	$ 0	$ 0	$ 0	$ 0
	July 31, 2000	$ 0	$ 0	$ 0	$ 0
	July 31, 1999	$ 0	$ 0	$ 0	$ 0

* Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics commenced operations on December 27, 2000.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class A Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.50% of Class A's average net assets determined at the close of business on each day throughout the month. Currently, the Board of Trustees has not approved such payments. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A of each fund at an annual rate of up to 0.50% of its average net assets only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the class to do so.

Pursuant to the Class A Plan for each fund, FDC is paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class A to intermediaries (such as banks, broker-dealers, and other service providers), including its affiliates, for providing shareholder support services.

Pursuant to the Class T Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.50% of Class T's average net assets (except for Advisor Natural Resources) determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for Advisor Natural Resources, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.40% of Class T's average net assets. Currently, the Trustees have approved a monthly 12b-1 (distribution) fee for Class T of each of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth at an annual rate of 0.25% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

Pursuant to the Class T Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class T to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Pursuant to the Class B Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of Class B's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class B Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets determined at the close of business on each day throughout the month.

Currently, FDC retains the full amount of 12b-1 (distribution) fees paid by Class B as compensation for providing services intended to result in the sale of Class B shares, and FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class B to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Pursuant to the Class C Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of Class C's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class C Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets determined at the close of business on each day throughout the month.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class C shares made for an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.

CLASS A DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class A shares of each fund for the fiscal year ended July 31, 2001.

Fund	Distribution Fees Paid to FDCA	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDCD	Service Fees Paid to FDCC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDCD
Advisor Biotechnology	$ 2,858	$ 2,704	$ 154	$ 840	$ 834	$ 6
Advisor Consumer Industries	$ 9,015	$ 8,993	$ 22	$ 949	$ 937	$ 12
Advisor Cyclical Industries	$ 3,195	$ 2,941	$ 254	$ 455	$ 455	$ 0
Advisor Developing Communications	$ 820	$ 602	$ 218	$ 194	$ 162	$ 32
Advisor Electronics	$ 2,520	$ 2,309	$ 211	$ 664	$ 640	$ 24
Advisor Financial Services	$ 158,205	$ 157,775	$ 430	$ 16,296	$ 16,175	$ 121
Advisor Health Care	$ 309,582	$ 308,564	$ 1,018	$ 29,219	$ 29,147	$ 72
Advisor Natural Resources	$ 35,168	$ 35,142	$ 26	$ 4,425	$ 4,425	$ 0
Advisor Technology	$ 684,818	$ 680,665	$ 4,153	$ 44,172	$ 43,982	$ 190
Advisor Telecommunications & Utilities Growth	$ 132,930	$ 132,389	$ 541	$ 11,355	$ 11,232	$ 123

CLASS T DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class T shares of each fund for the fiscal year ended July 31, 2001.

Fund	Distribution Fees Paid to FDCB	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDCD	Service Fees Paid to FDCC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDCD
Advisor Biotechnology	$ 11,763	$ 11,572	$ 191	$ 1,554	$ 1,554	$ 0
Advisor Consumer Industries	$ 61,620	$ 61,321	$ 299	$ 2,685	$ 2,685	$ 0
Advisor Cyclical Industries	$ 21,730	$ 21,563	$ 167	$ 1,127	$ 1,097	$ 30
Advisor Developing Communications	$ 3,977	$ 3,536	$ 441	$ 438	$ 412	$ 26
Advisor Electronics	$ 16,546	$ 16,377	$ 169	$ 2,228	$ 2,219	$ 9
Advisor Financial Services	$ 1,089,731	$ 1,084,519	$ 5,212	$ 49,224	$ 49,070	$ 154
Advisor Health Care	$ 1,879,232	$ 1,863,931	$ 15,301	$ 77,154	$ 76,286	$ 868
Advisor Natural Resources	$ 1,273,777	$ 1,259,579	$ 14,198	$ 52,428	$ 49,047	$ 3,381
Advisor Technology	$ 4,475,893	$ 4,463,110	$ 12,783	$ 134,650	$ 133,127	$ 1,523
Advisor Telecommunications & Utilities Growth	$ 857,170	$ 851,245	$ 5,925	$ 31,611	$ 31,096	$ 515

CLASS B DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class B shares of each fund for the fiscal year ended July 31, 2001.

Fund	Distribution Fees Paid to FDC	Distribution Fees Retained by FDCE	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDCD
Advisor Biotechnology	$ 23,006	$ 23,006	$ 7,668	$ 7,605	$ 63
Advisor Consumer Industries	$ 81,475	$ 81,475	$ 27,158	$ 27,158	$ 0
Advisor Cyclical Industries	$ 26,093	$ 26,093	$ 8,697	$ 8,626	$ 71
Advisor Developing Communications	$ 6,282	$ 6,282	$ 2,094	$ 1,872	$ 222
Advisor Electronics	$ 25,032	$ 25,032	$ 8,344	$ 8,241	$ 103
Advisor Financial Services	$ 1,725,825	$ 1,725,825	$ 575,275	$ 575,123	$ 152
Advisor Health Care	$ 3,250,817	$ 3,250,817	$ 1,083,605	$ 1,082,392	$ 1,213
Advisor Natural Resources	$ 528,228	$ 528,228	$ 176,076	$ 175,894	$ 182
Advisor Technology	$ 7,608,260	$ 7,608,260	$ 2,536,086	$ 2,531,178	$ 4,908
Advisor Telecommunications & Utilities Growth	$ 1,717,798	$ 1,717,798	$ 572,599	$ 571,814	$ 785

CLASS C DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class C shares of each fund for the fiscal year ended July 31, 2001.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDCD	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDCD
Advisor Biotechnology	$ 15,986	$ 3,582	$ 12,404	$ 5,329	$ 1,194	$ 4,135
Advisor Consumer Industries	$ 31,593	$ 16,171	$ 15,422	$ 10,531	$ 5,390	$ 5,141
Advisor Cyclical Industries	$ 10,188	$ 4,730	$ 5,458	$ 3,396	$ 1,577	$ 1,819
Advisor Developing Communications	$ 4,943	$ 1,025	$ 3,918	$ 1,647	$ 341	$ 1,306
Advisor Electronics	$ 26,338	$ 7,739	$ 18,599	$ 8,780	$ 2,580	$ 6,200
Advisor Financial Services	$ 969,725	$ 407,219	$ 562,506	$ 323,242	$ 135,740	$ 187,502
Advisor Health Care	$ 1,645,169	$ 970,390	$ 674,779	$ 548,389	$ 323,463	$ 224,926
Advisor Natural Resources	$ 166,664	$ 78,074	$ 88,590	$ 55,554	$ 26,024	$ 29,530
Advisor Technology	$ 2,737,022	$ 1,454,600	$ 1,282,422	$ 912,341	$ 484,867	$ 427,474
Advisor Telecommunications & Utilities Growth	$ 815,582	$ 331,623	$ 483,959	$ 271,861	$ 110,541	$ 161,320

A Prior to July 1, 2001, Class A of each fund paid FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets determined at the close of business on each day throughout the month.

B Prior to July 1, 2001, Class T of each fund paid FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets determined at the close of business on each day throughout the month.

C Prior to July 1, 2001, Class A and Class T of each fund paid no 12b-1 (service) fee to FDC.

D Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

E These amounts are retained by FDC for use in its capacity as distributor.

Under each Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under each Class A, Class T, Class B, and Class C Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee each paid monthly with respect to each position in a fund. For retail accounts and certain institutional accounts, these fees are based on size of position and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The position fees are subject to increase based on postage rate changes.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QSTP's assets that is invested in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0365% of the first $500 million of average net assets, 0.0155% of average net assets between $500 million and $3 billion, 0.0040% of average net assets between $3 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund	2001	2000	1999
Advisor Biotechnology	$ 36,849*	--	--
Advisor Consumer Industries	$ 61,769	$ 60,342	$ 60,273
Advisor Cyclical Industries	$ 61,453	$ 60,121	$ 60,011
Advisor Developing Communications	$ 36,837*	--	--
Advisor Electronics	$ 36,853*	--	--
Advisor Financial Services	$ 212,562	$ 138,037	$ 124,777
Advisor Health Care	$ 298,806	$ 262,626	$ 206,426
Advisor Natural Resources	$ 141,006	$ 138,705	$ 192,837
Advisor Technology	$ 500,481	$ 517,162	$ 181,834
Advisor Telecommunications & Utilities Growth	$ 199,000	$ 152,293	$ 62,475

* Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics commenced operations on December 27, 2000.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the table below.

Fund	2001	2000	1999
Advisor Biotechnology	$ 0*	--	--
Advisor Consumer Industries	$ 16	$ 16	$ 0
Advisor Cyclical Industries	$ 25	$ 3	$ 0
Advisor Developing Communications	$ 0*	--	--
Advisor Electronics	$ 0*	--	--
Advisor Financial Services	$ 373	$ 50	$ 0
Advisor Health Care	$ 1,332	$ 178	$ 0
Advisor Natural Resources	$ 642	$ 577	$ 0
Advisor Technology	$ 7,454	$ 2,705	$ 0
Advisor Telecommunications & Utilities Growth	$ 2,193	$ 1,749	$ 0

* Commencement of operations: December 27, 2000.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund are funds of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on March 21, 1980. On May 26, 2000, Fidelity Advisor Telecommunications & Utilities Growth Fund changed its name from Fidelity Advisor Utilities Growth Fund to Fidelity Advisor Telecommunications & Utilities Growth Fund. Currently, there are 10 funds in Fidelity Advisor Series VII: Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. The Trustees may, however, reorganize or terminate the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor Natural Resources. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts is custodian of the assets of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is custodian of the assets of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Advisor Natural Resources in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of Advisor Natural Resources' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Auditor. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, serves as independent accountant for each fund. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended July 31, 2001, and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments & (Pyramid) Design, and Magellan are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

Fidelity Advisor Series VII
Post-Effective Amendment No. 46

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated September 19, 2001, is filed herein as Exhibit a(1).

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

(c) Not applicable.

(d) (1) Management Contract between Fidelity Advisor Natural Resources Fund and Fidelity Management & Research Co., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 38.

(2) Management Contract between Fidelity Advisor Consumer Industries Fund and Fidelity Management & Research Co., dated July, 18, 1996, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 33.

(3) Management Contract between Fidelity Advisor Cyclical Industries Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 33.

(4) Management Contract between Fidelity Advisor Financial Services Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 33.

(5) Management Contract between Fidelity Advisor Health Care Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 33.

(6) Management Contract between Fidelity Advisor Technology Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 33.

(7) Management Contract between Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 33.

(8) Management Contract between Fidelity Advisor Biotechnology Fund and Fidelity Management & Research Co., dated November 16, 2000, is incorporated herein by reference to Exhibit d(8) of Post-Effective Amendment No. 45.

(9) Management Contract between Fidelity Advisor Developing Communications Fund and Fidelity Management & Research Co., dated November 16, 2000, is incorporated herein by reference to Exhibit d(9) of Post-Effective Amendment No. 45.

(10) Management Contract between Fidelity Advisor Electronics Fund and Fidelity Management & Research Co., dated November 16, 2000, is incorporated herein by reference to Exhibit d(10) of Post-Effective Amendment No. 45.

(11) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management & Research (U.K.) Inc., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 38.

(12) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management & Research (Far East) Inc., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 38.

(13) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 33.

(14) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 33.

(15) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 33.

(16) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 33.

(17) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 33.

(18) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No. 33.

(19) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Biotechnology Fund, and Fidelity Management & Research (U.K.) Inc., dated November 16, 2000, is incorporated herein by reference to Exhibit d(19) of Post-Effective Amendment No. 45.

(20) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Developing Communications Fund, and Fidelity Management & Research (U.K.) Inc., dated November 16, 2000, is incorporated herein by reference to Exhibit d(20) of Post-Effective Amendment No. 45.

(21) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Electronics Fund, and Fidelity Management & Research (U.K.) Inc., dated November 16, 2000, is incorporated herein by reference to Exhibit d(21) of Post-Effective Amendment No. 45.

(22) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 33.

(23) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 33.

(24) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 33.

(25) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 33.

(26) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(v) of Post-Effective Amendment No. 33.

(27) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 33.

(28) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Biotechnology Fund, and Fidelity Management & Research (Far East) Inc., dated November 16, 2000, is incorporated herein by reference to Exhibit d(28) of Post-Effective Amendment No. 45.

(29) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Developing Communications Fund, and Fidelity Management & Research (Far East) Inc., dated November 16, 2000, is incorporated herein by reference to Exhibit d(29) of Post-Effective Amendment No. 45.

(30) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Electronics Fund, and Fidelity Management & Research (Far East) Inc., dated November 16, 2000, is incorporated herein by reference to Exhibit d(30) of Post-Effective Amendment No. 45.

(31) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Biotechnology Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(31).

(32) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Consumer Industries Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(32).

(33) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Cyclical Industries Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(33).

(34) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Developing Communications Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(34).

(35) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Electronics Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(35).

(36) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Financial Services Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(36).

(37) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Health Care Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(37).

(38) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Natural Resources Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(38).

(39) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Technology Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(39).

(40) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Telecommunications & Utilities Growth Fund, and FMR Co., Inc., dated January 1, 2001, is filed herein as Exhibit d(40).

(41) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East), Inc. and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series VII, is incorporated by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Admendment No. 108.

(42) Schedule A, dated August 1, 2001, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East), Inc. and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series VII, is incorporated herein by reference to Exhibit (d)(18) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Admendment No. 108.

(e) (1) General Distribution Agreement between Fidelity Advisor Natural Resources Fund and Fidelity Distributors Corporation, dated October 31, 1997, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 39.

(2) General Distribution Agreement between Fidelity Advisor Consumer Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 33.

(3) General Distribution Agreement between Fidelity Advisor Cyclical Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 33.

(4) General Distribution Agreement between Fidelity Advisor Financial Services Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 33.

(5) General Distribution Agreement between Fidelity Advisor Health Care Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 33.

(6) General Distribution Agreement between Fidelity Advisor Technology Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 33.

(7) General Distribution Agreement between Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 33.

(8) General Distribution Agreement between Fidelity Advisor Biotechnology Fund and Fidelity Distributors Corporation, dated November 16, 2000, is incorporated herein by reference to Exhibit e(8) of Post-Effective Amendment No. 45.

(9) General Distribution Agreement between Fidelity Advisor Developing Communications Fund and Fidelity Distributors Corporation, dated November 16, 2000, is incorporated herein by reference to Exhibit e(9) of Post-Effective Amendment No. 45.

(10) General Distribution Agreement between Fidelity Advisor Electronics Fund and Fidelity Distributors Corporation, dated November 16, 2000, is incorporated herein by reference to Exhibit e(10) of Post-Effective Amendment No. 45.

(11) Form of Bank Agency Agreement (most recently revised January, 1997) on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 40.

(12) Form of Selling Dealer Agreement (most recently revised January, 1997) on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 40.

(13) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 40.

(f) (1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g) (1) Custodian Agreement and Appendix C, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) are filed herein as Exhibit (g)(1).

(2) Appendix A, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is filed herein as Exhibit (g)(2).

(3) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is filed herein by reference to Exhibit (g)(3).

(4) Appendix D, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is filed herein as Exhibit (g)(4).

(5) Custodian Agreement and Appendix C, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is filed herein as Exhibit (g)(5).

(6) Appendix A, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is filed herein as Exhibit (g)(6).

(7) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is filed herein as Exhibit (g)(7).

(8) Appendix D, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is filed herein as Exhibit (g)(8).

(9) Custodian Agreement, and Appendix C, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is filed herein as Exhibit (g)(9).

(10) Appendix A, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is filed herein as Exhibit (g)(10).

(11) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is filed herein as Exhibit (g)(11).

(12) Appendix D, dated July 1, 2001 to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is filed herein as Exhibit (g)(12).

(13) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(14) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(15) Fidelity Group Repo Custodian Agreement between Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(16) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(17) Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(18) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(19) Schedule A-1, dated March 29, 2000, the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), is incorporated herein by reference to Exhibit g(11) of Fidelity Magellan Fund's (File No. 2-21461) Post-Effective Amendment No. 48.

(20) Form of Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit g(20) of Post-Effective Amendment No. 44.

(21) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit g(21) of Post-Effective Amendment No. 44.

(22) Form of Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit g(22) of Post-Effective Amendment No. 44.

(23) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit g(23) of Post-Effective Amendment No. 44.

(24) Form of Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit g(24) of Post-Effective Amendment No. 44.

(25) Form of First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit g(25) of Post-Effective Amendment No. 44.

(26) Form of Schedule A-1 to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit g(26) of Post-Effective Amendment No. 44.

(h) Not applicable.

(i) (1) Legal Opinion of Kirkpatrick & Lockhart LLP for Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), dated September 29, 1999, was previously filed as Exhibit i(1) of Post-Effective Amendment No. 42.

(2) Legal Opinion of Kirkpatrick & Lockhart LLP for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund, dated December 15, 2000, was previously filed as Exhibit i(2) of Post-Effective Amendment No. 45.

(j) (1) Consent of Deloitte & Touche LLP, dated September 20, 2001, is filed herein as Exhibit j(1).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class A is filed herein as Exhibit m(1).

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class T is filed herein as Exhibit m(2).

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class B is incorporated herein by reference to Exhibit m(19) of Post-Effective Amendment No. 42.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class C is incorporated herein by reference to Exhibit m(25) of Post-Effective Amendment No. 42.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Institutional Class is incorporated herein by reference to Exhibit m(13) of Post-Effective Amendment No. 42.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class A is filed herein as Exhibit m(6).

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class T is filed herein as Exhibit m(7).

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class B is incorporated herein by reference to Exhibit m(20) of Post-Effective Amendment No. 42.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class C is incorporated herein by reference to Exhibit m(26) of Post-Effective Amendment No. 42.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Institutional Class is incorporated herein by reference to Exhibit m(14) of Post-Effective Amendment No. 42.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class A is filed herein as Exhibit m(11).

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class T is filed herein as Exhibit m(12).

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class B is incorporated herein by reference to Exhibit m(21) of Post-Effective Amendment No. 42.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class C is incorporated herein by reference to Exhibit m(27) of Post-Effective Amendment No. 42.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Institutional Class is incorporated herein by reference to Exhibit m(15) of Post-Effective Amendment No. 42.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class A is filed herein as Exhibit m(16).

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class T is filed herein as Exhibit m(17).

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class B is incorporated herein by reference to Exhibit m(22) of Post-Effective Amendment No. 42.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class C is incorporated herein by reference to Exhibit m(28) of Post-Effective Amendment No. 42.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Institutional Class is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 42.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class A is filed herein as Exhibit m(21).

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class T is filed herein as Exhibit m(22).

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class B is incorporated herein by reference to Exhibit m(34) of Post-Effective Amendment No. 42.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class C is incorporated herein by reference to Exhibit m(29) of Post-Effective Amendment No. 42.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Institutional Class is incorporated herein by reference to Exhibit m(35) of Post-Effective Amendment No. 42.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class A is filed herein as Exhibit m(26).

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class T is filed herein as Exhibit m(27).

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class B is incorporated herein by reference to Exhibit m(23) of Post-Effective Amendment No. 42.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class C is incorporated herein by reference to Exhibit m(30) of Post-Effective Amendment No. 42.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Institutional Class is incorporated herein by reference to Exhibit m(17) of Post-Effective Amendment No. 42.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class A is filed herein as Exhibit m(31).

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class T is filed herein as Exhibit m(32).

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class B is incorporated herein by reference to Exhibit m(24) of Post-Effective Amendment No. 42.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class C is incorporated herein by reference to Exhibit m(31) of Post-Effective Amendment No. 42.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Institutional Class is incorporated herein by reference to Exhibit m(18) of Post-Effective Amendment No. 42.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class A is filed herein as Exhibit m(36).

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class T is filed herein as Exhibit m(37).

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class B is incorporated herein by reference to Exhibit m(38) of Post-Effective Amendment No. 45.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class C is incorporated herein by reference to Exhibit m(39) of Post-Effective Amendment No. 45.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Institutional Class is incorporated herein by reference to Exhibit m(40) of Post-Effective Amendment No. 45.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class A is filed herein as Exhibit m(41).

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class T is filed herein as Exhibit m(42).

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class B is incorporated herein by reference to Exhibit m(43) of Post-Effective Amendment No. 45.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class C is incorporated herein by reference to Exhibit m(44) of Post-Effective Amendment No. 45.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Institutional Class is incorporated herein by reference to Exhibit m(45) of Post-Effective Amendment No. 45.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Class A is filed herein as Exhibit m(46).

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund Fund: Class T is filed herein as Exhibit m(47).

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund Fund: Class B is incorporated herein by reference to Exhibit m(48) of Post-Effective Amendment No. 45.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Class C is incorporated herein by reference to Exhibit m(49) of Post-Effective Amendment No. 45.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Institutional Class is incorporated herein by reference to Exhibit m(50) of Post-Effective Amendment No. 45.

(n) (1) Rule 18f-3 Plan, dated March 19, 1998, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 39.

(2) Schedule 1 to Multiple Class of Shares Plan pursuant to Rule 18f-3 on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is incorporated herein by reference to Exhibit o(2) of Post-Effective Amendment No. 42.

(3) Form of Schedule 1 to Multiple Class of Shares Plan pursuant to Rule 18f-3 on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit n(3) of Post-Effective Amendment No. 45.

(p) (1) Code of Ethics, dated January 1, 2001, adopted by each fund, Fidelity Management & Research Company, FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Japan Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 47.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR; Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Chairman of the Board and Director of Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Management & Research Co., Inc. (FMRC); Chairman of the Executive Committee of FMR; President and Trustee of funds advised by FMR.

Abigail P. Johnson

President and Director of FMR, FMRC, FIMM, and FMR Far East; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Paul Antico	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Bertelson	Vice President of FMR, FMRC, and of a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and of a fund advised by FMR.

Philip Bullen	Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR.

William Bower	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steve Buller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John H. Carlson	Vice President of FMR, FMRC, and of funds advised by FMR.

Doug Chase	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert C. Chow	Vice President of FMR, FMRC, and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FMR and Vice President of Fixed-Income Funds advised by FMR; Senior Vice President of FIMM.

Barry Coffman	Vice President of FMR, FMRC, and of a fund advised by FMR.

Michael Connolly	Vice President of FMR and FMRC.

Frederic G. Corneel	Tax Counsel of FMR and FMRC.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMR and FMRC.

Bettina Doulton	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Dwight	Vice President of FMR Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMR and FMRC.

William Eigen	Vice President of FMR and FMRC.

Robert Ewing	Vice President of FMR, FMRC, and of a fund advised by FMR.

Bahaa Fam	Vice President of FMR, FMRC, and of a fund advised by FMR.

Richard B. Fentin	Senior Vice President of FMR, FMRC; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR, FMRC, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMR, FMRC, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Jay Freedman	Assistant Clerk of FMR, FMRC and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMR, FMRC, and of funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMR and FMRC; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Lionell Harris	Vice President of FMR and FMRC.

Thomas Hense	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and of funds advised by FMR.

Frederick Hoff	Vice President of FMR, FMRC, and of a fund advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

David B. Jones	Vice President of FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

William Kennedy	Vice President of FMR, FMRC, and of funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMR and FMRC; Compliance Officer of FMR U.K. and FMR Far East, and FMR Corp.

Harry W. Lange	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMR and FMRC; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMR and FMRC; Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMR, FMRC, and of funds advised by FMR.

Kevin McCarey	Vice President of FMR, FMRC, and of funds advised by FMR.

John McDowell	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Muresianu	Vice President of FMR, FMRC, and of funds advised by FMR.

David L. Murphy	Vice President of FMR and FIMM; Vice President of Taxable Bond Funds advised by FMR.

Mark Notkin	Vice President of FMR, FMRC, and of funds advised by FMR.

Stephen Petersen	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Kennedy Richardson	Vice President of FMR and FMRC.

Eric D. Roiter

Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC. Assistant Clerk of FMR U.K. and FMR Far East. Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMR, FMRC, and of funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Michael Seay	Vice President of FMR.

Fergus Shiel	Vice President of FMR, FMRC, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMR, FMRC, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMR, FMRC, and of funds advised by FMR.

Richard A. Spillane, Jr.

Senior Vice President of FMR and FMRC; President and Director of FMR U.K. Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Robert E. Stansky	Senior Vice President of FMR and FMRC; Vice President of a fund advised by FMR.

Nick Thakore	Vice President of FMR, FMRC, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMR and FMRC.

Joel C. Tillinghast	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Tuckett	Vice President of FMR and FMRC.

Jennifer Uhrig	Vice President of FMR, FMRC, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR and FMRC; Director of FMR Corp.

Judy Verhave	Vice President of FMR.

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMR, FMRC, and of a fund advised by FMR.

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

FMR Corp.

82 Devonshire Street

Boston, MA 02109

Fidelity Distributors Corporation

82 Devonshire Street

Boston, MA 02109

(2) FMR CO., INC. (FMRC)

82 Devonshire Street, Boston, MA 02109

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMRC, FMR U.K., FMR, FMR Corp., FIMM, and FMR Far East; Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Abigail P. Johnson

President and Director of FMRC, FMR, FIMM, and FMR Far East; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Paul Antico	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Bertelson	Vice President of FMRC, FMR, and of a fund advised by FMR.

Stephen Binder	Vice President of FMRC, FMR, and of a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and of funds advised by FMR.

Phillip Bullen	Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR.

Steve Buller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John H. Carlson	Vice President of FMRC, FMR, and of funds advised by FMR.

Doug Chase	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert C. Chow	Vice President of FMRC, FMR, and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FIMM and FMR and Vice President of Fixed-Income Funds advised by FMR.

Barry Coffman	Vice President of FMRC, FMR, and of a fund advised by FMR.

Michael Connolly	Vice President of FMRC and FMR.

Frederic G. Corneel	Tax Counsel of FMRC and FMR.

William Danoff	Senior Vice President of FMRC, FMR, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMRC and FMR.

Penelope Dobkin	Vice President of FMRC, FMR, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMRC and FMR.

Bettina Doulton	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert Dwight	Vice President of FMR; Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMRC and FMR.

William Eigen	Vice President of FMRC and FMR.

Robert Ewing	Vice President of FMRC, FMR, and of a fund advised by FMR.

Bahaa Fam	Vice President of FMRC, FMR, and of a fund advised by FMR.

Richard B. Fentin	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMRC, FMR, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMRC, FMR, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Jay Freedman	Assistant Clerk of FMRC, FMR and FDC; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMRC, FMR, and of funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMRC and FMR; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMRC and FMR.

Robert J. Haber	Senior Vice President of FMRC and FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Lionell Harris	Vice President of FMRC and FMR.

Thomas Hense	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and of funds advised by FMR.

Frederick Hoff	Vice President of FMRC, FMR, and of a fund advised by FMR.

Brian Hogan	Vice President of FMRC and FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

William Kennedy	Vice President of FMRC, FMR, and of funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMRC and FMR; Compliance Officer of FMR U.K. and FMR Far East, and FMR Corp.

Harry W. Lange	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMRC and FMR; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMRC and FMR; Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMRC, FMR, and of funds advised by FMR.

Kevin McCarey	Vice President of FMRC, FMR, and of funds advised by FMR.

John McDowell	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Muresianu	Vice President of FMRC, FMR, and of funds advised by FMR.

Mark Notkin	Vice President of FMRC, FMR, and of a fund advised by FMR.

Stephen Petersen	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Kennedy Richardson	Vice President of FMRC and FMR.

Eric D. Roiter

Vice President of FMRC and FMR; General Counsel and Clerk of FMRC and FMR; Secretary of funds advised by FMR; Vice President and Clerk of FDC. Assistant Clerk of FMR U.K. and FMR Far East; Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMRC, FMR, and of funds advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Fergus Shiel	Vice President of FMRC, FMR, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMRC, FMR, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMRC, FMR, and of funds advised by FMR.

Richard A. Spillane, Jr.

Senior Vice President of FMRC and FMR; President and Director of FMR U.K. Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Robert E. Stansky	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Nick Thakore	Vice President of FMRC, FMR, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMRC and FMR.

Joel C. Tillinghast	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert Tuckett	Vice President of FMRC and FMR.

Jennifer Uhrig	Vice President of FMRC, FMR, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMRC and FMR; Director of FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FIMM, FMR U.K., FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMRC, FMR, and of a fund advised by FMR.

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

25 Lovat Lane, London, EC3R 8LL, England

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR U.K., FMR, FMRC, FMR Corp., FIMM, and FMR Far East; Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Richard A. Spillane, Jr.

President and Director of FMR U.K.; Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Michael B. Fox	Assistant Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR U.K., FMR Far East, and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Simon Fraser	Senior Vice President of FMR U.K.; Director and President of FIIA and FIIA(U.K.)L.

Jay Freedman	Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc. Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR U.K. FMR Far East, and FMR Corp.; Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR U.K. and FMR Far East. Assistant Secretary of FIMM; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMRC, FMR, FIMM, FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR and FMRC.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR Far East, FMR, FMRC, FMR Corp., FIMM, and FMR U.K.; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Abigail P. Johnson

President and Director of FMR Far East, FMR, FMRC, and FIMM; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Robert H. Auld	Senior Vice President of FMR Far East.

Michael B. Fox	Assistant Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR Far East, FMR U.K., and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Jay Freedman	Clerk of FMR Far East, FMR U.K., and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR Far East, FMR, FMRC, FMR U.K., FIMM, and Strategic Advisers, Inc.; Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR Far East, FMR U.K., and FMR Corp.; Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR Far East and FMR U.K.; Assistant Secretary of FIMM; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FMR Far East, FMRC, FMR, FIMM, FMR U.K., and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Billy W. Wilder	Vice President of FMR Far East; President and Representative Director of FIJ.

JS Wynant	Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMRC and FMR.

(5) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

1-8-8 Shinkawa, Chuo-ku, Tokyo 104-0033, Japan

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Gareth Adams	Statutory Auditor of FIJ.

Simon M. Haslam	Director of FIJ, FIIA(U.K.)L, FISL (U.K.), and FII; Chief Financial Officer of FISL (U.K.) and FII.

Jun Kadoda	Director and Chief Operating Officer of FIJ.

Yasuo Kuramoto	Vice Chairman and Representative Director of FIJ.

Sumio Kuriaki	Director and Head of Compliance

Yukawa Masato	Director and Head of Institutional Pension Business of FIJ.

Edward Moore	Statutory Auditor of FIJ.

Tetsuzo Nishimura	Director and Vice President of Wholesale/ Broker Distribution of FIJ.

Takeshi Okazaki	Director and Head of Institutional Sales of FIJ.

Billy W. Wilder	President and Representative Director of FIJ; Vice President of FMR Far East.

Takao Yamanishi	Statutory Auditor of FIJ.

Hiroshi Yamashita	Senior Managing Director of FIJ.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Neal Litvack	Director and President	None
Jay Freedman	Assistant Clerk	None
Jane Greene	Treasurer and Controller	None
Linda Capps Holland	Assistant Clerk and Compliance Officer	None
Michael W. Kellogg	Executive Vice President	None
Kevin J. Kelly	Director	None
Raymond J. Marcinowski	Director	None
Gail McGovern	Director	None
Katherine Sikora Nelson	Assistant Clerk	None
Eric Roiter	Vice President and Clerk	Secretary of funds advised by FMR
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, and State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 46 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of September 2001.

Fidelity Advisor Series VII
	By	/s/Edward C. Johnson 3d	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Edward C. Johnson 3d	(dagger)	President and Trustee	September 20, 2001
Edward C. Johnson 3d		(Principal Executive Officer)

/s/Robert A. Dwight		Treasurer	September 20, 2001
Robert A. Dwight

/s/Abigail P. Johnson		Trustee	September 20, 2001
Abigail P. Johnson

/s/J. Michael Cook	*	Trustee	September 20, 2001
J. Michael Cook

/s/Ralph F. Cox	*	Trustee	September 20, 2001
Ralph F. Cox

/s/Phyllis Burke Davis	*	Trustee	September 20, 2001
Phyllis Burke Davis

/s/Robert M. Gates	*	Trustee	September 20, 2001
Robert M. Gates

/s/Donald J. Kirk	*	Trustee	September 20, 2001
Donald J. Kirk

/s/Marie L. Knowles	*	Trustee	September 20, 2001
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	September 20, 2001
Ned C. Lautenbach

/s/Peter S. Lynch	*	Trustee	September 20, 2001
Peter S. Lynch

/s/Marvin L. Mann	*	Trustee	September 20, 2001
Marvin L. Mann

/s/William O. McCoy	*	Trustee	September 20, 2001
William O. McCoy

(dagger) Signatures affixed by Abigail P. Johnson pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* Signatures affixed by Alan C. Porter pursuant to a power of attorney dated June 14, 2001 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment company:

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Thomas M. Leahey, Richard M. Phillips, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS our hands on this fourteenth day of June, 2001.

/s/Edward C. Johnson 3d	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Marie L. Knowles
Edward C. Johnson 3d		Marie L. Knowles
/s/J. Michael Cook		/s/Ned C. Lautenbach
J. Michael Cook		Ned C. Lautenbach
/s/Ralph F. Cox		/s/Peter S. Lynch
Ralph F. Cox		Peter S. Lynch
/s/Phyllis Burke Davis		/s/Marvin L. Mann
Phyllis Burke Davis		Marvin L. Mann
/s/Robert M. Gates		/s/William O. McCoy
Robert M. Gates		William O. McCoy
/s/ Abigail P. Johnson		/s/ William S. Stavropoulos
Abigail P. Johnson		William S. Stavropoulos
/s/Donald J. Kirk
Donald J. Kirk